                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8372

                           Travelers Series Fund Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:

                                 (800) 451-2010

                      Date of fiscal year end: October 31

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

              --------------------------------------------------
                          TRAVELERS SERIES FUND INC.

                               SMITH BARNEY HIGH
                               INCOME PORTFOLIO

                              PUTNAM DIVERSIFIED
                               INCOME PORTFOLIO

              --------------------------------------------------

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2003




           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE

Letter From the Chairman.........................................  1

Schedule of Investments..........................................  2

Statements of Assets and Liabilities............................. 59

Statements of Operations......................................... 60

Statements of Changes in Net Assets.............................. 61

Notes to Financial Statements.................................... 63

Financial Highlights............................................. 75

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. JAY GERKEN
Chairman, President and Chief Executive Officer

Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 23, 2003

    1 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003


                      SMITH BARNEY HIGH INCOME PORTFOLIO

     FACE
    AMOUNT+     RATING(a)                              SECURITY                                VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 88.7%
Aerospace and Defense -- 0.4%
  725,000       CCC+      Dunlop Standard Aerospace Holdings, Sr. Notes,
                           11.875% due 5/15/09                                               $  757,625
      600/UNIT/ NR        Northrop Grumman Corp., 7.250% due 11/16/04 (b)                        61,350
-------------------------------------------------------------------------------------------------------
                                                                                                818,975
-------------------------------------------------------------------------------------------------------
Airlines -- 0.8%
  655,000       C*        Air Canada, Sr. Notes, 10.250% due 3/15/11 (c)                        157,200
1,402,534       CCC       Airplanes Pass-Through Trust, Corporate Asset-Backed Securities,
                           Series D, 10.875% due 3/15/19                                         42,076
                          Continental Airlines Pass-Through Certificates:
  560,000       BB-         Series 99-2, Class C-2, 7.434% due 3/15/06                          313,409
  211,009       BB          Series 00-2, Class C, 8.312% due 4/2/11                              96,150
  885,000       B+          Series 01-2, Class D, 7.568% due 12/1/06                            382,530
                          United Airlines Inc., Pass-Through Certificates:
  437,290       B-          Series 00-1, 8.030% due 7/1/11                                       75,273
  888,598       Ba3*        Series 00-2, 7.811% due 10/1/09 (c)                                 134,592
  365,000       B-          Series 01-1, 6.831% due 9/1/08                                       62,899
  160,000       Ba1*        Series 01-1, 6.932% due 9/1/11                                       24,239
  318,134       A+        US Airways, Inc., Pass-Through Certificates, Series 1999-1,
                           8.360% due 1/20/19                                                   257,148
-------------------------------------------------------------------------------------------------------
                                                                                              1,545,516
-------------------------------------------------------------------------------------------------------
Alternative Power Generation -- 2.4%
                          The AES Corp.:
1,295,000       B-          Sr. Notes, 9.500% due 6/1/09                                      1,282,050
  465,000       B-          Sr. Sub. Notes, 10.250% due 7/15/06                                 462,675
1,470,000       B+        Calpine Canada Energy Finance ULC, Sr. Notes,
                           8.500% due 5/1/08                                                  1,091,475
                          Calpine Corp., Sr. Notes:
  305,000       B+          8.750% due 7/15/07                                                  221,125
2,560,000       B+          8.625% due 8/15/10                                                1,843,200
-------------------------------------------------------------------------------------------------------
                                                                                              4,900,525
-------------------------------------------------------------------------------------------------------
Apparel/Footwear -- 1.7%
                          Levi Strauss & Co.:
1,065,000       BB-         Notes, 7.000% due 11/1/06                                           846,675
                            Sr. Notes:
  750,000       BB-          11.625% due 1/15/08                                                637,500
  145,000       BB-          12.250% due 12/15/12 (d)                                           121,075
  460,000       BBB-      Tommy Hilfiger U.S.A., Inc., Notes, 6.500% due 6/1/03                 464,600
  785,000       B         Tropical Sportswear International Corp., Sr. Sub. Notes, Series A,
                           11.000% due 6/15/08                                                  804,625

                      See Notes to Financial Statements.

    2 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                       SMITH BARNEY HIGH INCOME PORTFOLIO
     FACE
    AMOUNT+  RATING(a)                SECURITY                      VALUE
   --------------------------------------------------------------------------
   Apparel/Footwear -- 1.7% (continued)
     450,000   B       The William Carter Co., Sr. Sub. Notes,
                        Series B, 10.875% due 8/15/11           $     502,875
   -------------------------------------------------------------------------
                                                                    3,377,350
   -------------------------------------------------------------------------
   Apparel/Footwear Retail -- 0.4%
                       The Gap Inc., Notes:
     350,000   BB+      5.625% due 5/1/03                             350,000
     190,000   BB+      9.900% due 12/15/05                           215,175
     275,000   BB+      10.550% due 12/15/08                          329,313
   -------------------------------------------------------------------------
                                                                      894,488
   -------------------------------------------------------------------------
   Athletic Equipment -- 0.3%
     600,000   B-      Icon Health & Fitness, Inc., Sr. Sub.
                        Notes, 11.250% due 4/1/12                     627,000
   -------------------------------------------------------------------------
   Auto Parts - Original Equipment Manufacturers -- 1.8%
     260,000   BB      Arvin Capital Trust I, Capital
                        Securities, 9.500% due 2/1/27                 258,375
                       Dana Corp., Notes:
     715,000   BB       6.500% due 3/1/09                             697,125
     320,000   BB       10.125% due 3/15/10                           360,000
     150,000   B-      Eagle-Picher Industries, Inc., Sr. Sub.
                        Notes, 9.375% due 3/1/08                      133,500
   1,975,000   Baa1*   Ford Motor Co., Notes, 7.450% due
                        7/16/31                                     1,762,605
      65,000   CCC     LDM Technologies, Inc., Sr. Sub. Notes,
                        Series B, 10.750% due 1/15/07                  61,100
     225,000   B-      Rexnord Corp., Sr. Sub. Notes, 10.125%
                        due 12/15/12 (d)                              243,000
     150,000   B+      TRW Automotive, Inc., Sr. Sub. Notes,
                        11.000% due 2/15/13 (d)                       165,000
   -------------------------------------------------------------------------
                                                                    3,680,705
   -------------------------------------------------------------------------
   Beverages - Non-Alcoholic -- 1.0%
   1,575,000   Ba3*    Constellation Brands Inc., Sr. Sub.
                        Notes, Series B, 8.125% due 1/15/12         1,679,344
     330,000   B+      Cott Beverages Inc., Sr. Sub. Notes,
                        8.000% due 12/15/11                           356,400
   -------------------------------------------------------------------------
                                                                    2,035,744
   -------------------------------------------------------------------------
   Broadcasting -- 2.5%
   1,432,000   B-      Emmis Communications Corp., Sr.
                        Discount Notes, step bond to yield
                        12.396% due 3/15/11                         1,267,320
     250,000   CCC     IMAX Corp., Sr. Notes, 7.875% due
                        12/1/05                                       225,000
     125,000   B-      NextMedia Operating, Inc., Sr. Sub.
                        Notes, 10.750% due 7/1/11                     139,062
                       Paxson Communications Corp.:
     490,000   B-       Sr. Sub. Discount Notes, step bond to
                          yield 12.263% due 1/15/09                   414,050
     270,000   B-       Sr. Sub. Notes, 10.750% due 7/15/08           299,700

                      See Notes to Financial Statements.

    3 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      SMITH BARNEY HIGH INCOME PORTFOLIO
    FACE
   AMOUNT+  RATING(a)                SECURITY                       VALUE
  ------------------------------------------------------------------------------
  Broadcasting -- 2.5% (continued)
                      Pegasus Communications Corp., Sr.
                       Notes, Series B:
     65,000   Ca*      9.625% due 10/15/05                      $      60,125
    265,000   Ca*      9.750% due 12/1/06                             245,125
    550,000   B2*     Radio One, Inc., Sr. Sub. Notes, Series
                       B, 8.875% due 7/1/11                           607,750
    285,000   B-      Spanish Broadcasting System, Inc., Sr.
                       Notes, 9.625% due 11/1/09                      302,812
    925,000   BBB+    Time Warner Inc., Debentures, 6.625%
                       due 5/15/29                                    916,706
    450,000   B+      Vivendi Universal S.A., Sr. Notes,
                       9.250% due 4/15/10 (d)                         507,375
  -------------------------------------------------------------------------
                                                                    4,985,025
  -------------------------------------------------------------------------
  Building Products -- 1.2%
    160,000   B       Associated Materials Inc., Sr. Sub.
                       Notes, 9.750% due 4/15/12                      175,200
    690,000   B-      Atrium Cos., Inc., Sr. Sub. Notes,
                       Series B, 10.500% due 5/1/09                   727,950
    575,000   B-      Brand Services, Inc., Sr. Sub. Notes,
                       Series B, 12.000% due 10/15/12 (d)             635,375
    870,000   B-      Nortek Holdings Inc., Sr. Sub. Notes,
                       Series B, 9.875% due 6/15/11                   909,150
  -------------------------------------------------------------------------
                                                                    2,447,675
  -------------------------------------------------------------------------
  Cable/Satellite TV -- 8.1%
  1,015,000   NR      Adelphia Communications Corp., Sr.
                       Discount Notes, Series B, zero coupon
                       bond to yield 14.607% due 1/15/08 (c)          284,200
                      Charter Communications Holdings, LLC:
                       Sr. Discount Notes:
  3,966,000   Ca*        Step bond to yield 12.272% due
                          1/15/10                                   2,002,830
  1,035,000   Ca*        Step bond to yield 13.504% due
                          1/15/11                                     470,925
  1,535,000   Ca*        Step bond to yield 11.772% due
                          5/15/11                                     698,425
  1,000,000   Ca*      Sr. Notes, 10.750% due 10/1/09                 670,000
                      CSC Holdings, Inc.:
  1,700,000   BB-      Debentures, 7.625% due 7/15/18               1,772,250
    260,000   BB-      Sr. Notes, Series B, 7.625% due 4/1/11         274,950
  1,060,000   B+       Sr. Sub. Debentures, 10.500% due
                         5/15/16                                    1,200,450
    875,000   B1*     DIRECTV Holdings LLC, Sr. Notes, 8.375%
                       due 3/15/13 (d)                                984,375
                      EchoStar DBS Corp., Sr. Notes:
  1,310,000   BB-      10.375% due 10/1/07                          1,473,750
  1,150,000   BB-      9.125% due 1/15/09                           1,299,500
  1,025,000   BB-      9.375% due 2/1/09                            1,110,844
  1,065,000   B-      Insight Communications Co., Inc., Sr.
                       Discount Notes, step bond to yield
                       14.115% due 2/15/11                            844,013
    925,000   B+      MediaCom LLC/Cap Corp., Sr. Notes,
                       9.500% due 1/15/13                             999,000
    315,000   CCC-    Pegasus Satellite Communications, Inc.,
                       Sr. Discount Notes, step bond to yield
                       23.919% due 3/1/07                             272,475

                      See Notes to Financial Statements.

    4 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                       SMITH BARNEY HIGH INCOME PORTFOLIO
     FACE
    AMOUNT+  RATING(a)                SECURITY                      VALUE
   --------------------------------------------------------------------------
   Cable/Satellite TV -- 8.1% (continued)
   1,670,000   BB-     Rogers Cablesystems Ltd., Sr. Sub.
                        Debentures, 11.000% due 12/1/15         $   1,891,275
   --------------------------------------------------------------------------
                                                                   16,249,262
   --------------------------------------------------------------------------
   Casino/Gaming -- 4.4%
     455,000   B       Alliance Gaming Corp., Sr. Sub. Notes,
                        Series B, 10.000% due 8/1/07                  477,750
     840,000   B       Ameristar Casinos, Inc., Sr. Sub.
                        Notes, 10.750% due 2/15/09                    945,000
     800,000   B+      Argosy Gaming Co., Sr. Sub. Notes,
                        9.000% due 9/1/11                             864,000
     225,000   B+      Horseshoe Gaming Holding Corp., Sr.
                        Sub. Notes, Series B, 8.625% due
                        5/15/09                                       240,188
                       Mandalay Resort Group:
     260,000   BB-      Sr. Sub. Debentures, 7.625% due 7/15/13       258,700
     585,000   BB-      Sr. Sub. Notes, Series B, 10.250% due
                          8/1/07                                      649,350
                       MGM MIRAGE, Sr. Sub. Notes:
     325,000   BB+      9.750% due 6/1/07                             365,625
     900,000   BB+      8.375% due 2/1/11                             987,750
                       Park Place Entertainment Corp., Sr.
                        Sub. Notes:
     450,000   BB+      8.875% due 9/15/08                            487,125
   1,400,000   BB+      8.125% due 5/15/11                          1,487,500
     665,000   B+      Station Casinos, Inc., Sr. Sub. Notes,
                        8.875% due 12/1/08                            703,237
     275,000   B+      Turning Stone Casino Resort Enterprise,
                        Sr. Notes, 9.125% due 12/15/10 (d)            290,812
     930,000   B-      Venetian Casino Resort LLC/Las Vegas
                        Sands, Inc., Mortgage Secured Notes,
                        11.000% due 6/15/10                         1,025,325
   --------------------------------------------------------------------------
                                                                    8,782,362
   --------------------------------------------------------------------------
   Chemicals - Agricultural -- 0.4%
     660,000   BB      IMC Global Inc., Sr. Notes, Series B,
                        11.250% due 6/1/11                            752,400
      65,000   BB-     Terra Capital Inc., Sr. Secured Notes,
                        12.875% due 10/15/08                           73,125
   --------------------------------------------------------------------------
                                                                      825,525
   --------------------------------------------------------------------------
   Chemicals - Major Diversified -- 1.8%
     825,000   BB+     FMC Corp., Medium-Term Notes, Series A,
                        6.750% due 5/5/05                             829,589
   5,810,000   B-      Huntsman ICI Chemicals LLC, Sr.
                        Discount Notes, zero coupon bond to
                        yield 17.445% due 12/31/09                  2,294,950
     715,000   CCC+    Texas Petrochemical Corp., Sr. Sub.
                        Notes, 11.125% due 7/1/06                     411,125
   --------------------------------------------------------------------------
                                                                    3,535,664
   --------------------------------------------------------------------------
   Chemicals - Specialty -- 2.2%
     345,000   Ba2*    Airgas Inc., Sr. Sub. Notes, 9.125% due
                        10/1/11                                       386,400
     645,000   B-      Avecia Group PLC, Sr. Notes, 11.000%
                        due 7/1/09                                    590,175


                      See Notes to Financial Statements.



    5 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      SMITH BARNEY HIGH INCOME PORTFOLIO
    FACE
   AMOUNT+   RATING(a)                SECURITY                      VALUE
  ------------------------------------------------------------------------------
  Chemicals - Specialty -- 2.2% (continued)
     600,000   B+      International Specialty Holdings, Inc.,
                        Sr. Secured Notes, Series B, 10.625%
                        due 12/15/09                            $     618,000
     655,000   BB-     ISP Chemco, Inc., Sr. Sub. Notes,
                        Series B, 10.250% due 7/1/11                  717,225
     655,000   BB      Lyondell Chemical Co., Sr. Secured
                        Notes, 11.125% due 7/15/12                    710,675
     260,000   BBB-    Methanex Corp., Sr. Notes, 8.750% due
                        8/15/12                                       287,950
     235,000   B-      OM Group, Inc., Sr. Sub. Notes, 9.250%
                        due 12/15/11                                  202,100
     900,000   B       Terra Industries, Inc., Sr. Notes,
                        Series B, 10.500% due 6/15/05                 891,000
  --------------------------------------------------------------------------
                                                                    4,403,525
  --------------------------------------------------------------------------
  Coal -- 0.3%
     480,000   BB      Luscar Coal Ltd., Sr. Notes, 9.750% due
                        10/15/11                                      544,800
  --------------------------------------------------------------------------
  Commercial Printing/Forms -- 0.3%
     530,000   BB-     Mail-Well I Corp., Sr. Notes, 9.625%
                        due 3/15/12                                   540,600
  --------------------------------------------------------------------------
  Consumer Specialties -- 0.2%
      75,000   B+      Central Garden & Pet Co., Sr. Sub.
                        Notes, 9.125% due 2/1/13 (d)                   80,625
      65,000   B-      Doane Pet Care Co., Sr. Sub. Notes,
                        9.750% due 5/15/07                             62,075
     200,000   B+      Resolution Performance Products LLC/RPP
                        Capital Corp., Sr. Notes, 9.500% due
                        4/15/10 (d)                                   215,000
  --------------------------------------------------------------------------
                                                                      357,700
  --------------------------------------------------------------------------
  Consumer Sundries -- 0.6%
                       American Greetings Corp.:
     385,000   BBB-     Notes, 6.100% due 8/1/28                      379,225
     295,000   BB+      Sr. Sub. Notes, 11.750% due 7/15/08           339,250
     460,000   BB-     Sola International Inc., Notes, 6.875%
                        due 3/15/08                                   434,584
  --------------------------------------------------------------------------
                                                                    1,153,059
  --------------------------------------------------------------------------
  Containers/Packaging -- 4.3%
     700,000   B+      Anchor Glass Container Corp., Sr.
                        Secured Notes, 11.000% due 2/15/13 (d)        745,500
     400,000   B       Del Monte Corp., Sr. Sub. Notes, 8.625%
                        due 12/15/12 (d)                              432,500
   1,220,000   BB      Owens-Brockway Glass Container Inc.,
                        Sr. Secured Notes, 8.875% due 2/15/09       1,314,550
     250,000   B+      Owens-Illinois, Inc., Sr. Notes, 7.150%
                        due 5/15/05                                   256,250
     235,000   B-      Packaged Ice, Inc., Sr. Notes, Series
                        B, 9.750% due 2/1/05                          226,775
     395,000   B+      Plastipak Holdings, Inc., Sr. Notes,
                        10.750% due 9/1/11                            428,575
      80,000   B-      Pliant Corp., Sr. Sub. Notes, 13.000%
                        due 6/1/10                                     74,400
   1,000,000   B       Radnor Holdings, Inc., Sr. Notes,
                        11.000% due 5/15/10 (d)                     1,005,000
   1,125,000   CCC+    Riverwood International Corp., Sr.
                        Notes, 10.625% due 8/1/07                   1,181,250
     560,000   BBB     Sealed Air Corp., Notes, 6.950% due
                        5/15/09 (d)                                   614,140
   1,660,000   B       Stone Container Corp., Sr. Notes,
                        11.500% due 8/15/06 (d)                     1,784,500


                      See Notes to Financial Statements.



    6 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                       SMITH BARNEY HIGH INCOME PORTFOLIO
     FACE
    AMOUNT+  RATING(a)                SECURITY                      VALUE
   -----------------------------------------------------------------------------
   Containers/Packaging -- 4.3% (continued)
     495,000   B-      Tekni-Plex Inc., Sr. Sub. Notes, Series
                        B, 12.750% due 6/15/10                  $     486,337
   -------------------------------------------------------------------------
                                                                    8,549,777
   -------------------------------------------------------------------------
   Contract Drilling -- 0.4%
     710,000   BB      Pride International, Inc., Sr. Notes,
                        10.000% due 6/1/09                            781,000
   -------------------------------------------------------------------------
   Department Stores -- 1.3%
                       J.C. Penney Co., Inc., Notes:
     950,000   BB-      8.000% due 3/1/10                           1,014,125
     705,000   BB-      9.000% due 8/1/12                             775,500
     717,000   BB      Saks Inc., Notes, 9.875% due 10/1/11           806,625
   -------------------------------------------------------------------------
                                                                    2,596,250
   -------------------------------------------------------------------------
   Drugstore Chains -- 0.8%
                       Rite Aid Corp.:
   1,305,000   B-       Notes, 7.125% due 1/15/07                   1,265,850
     325,000   B-       Sr. Notes, 7.625% due 4/15/05                 325,812
   -------------------------------------------------------------------------
                                                                    1,591,662
   -------------------------------------------------------------------------
   Electric Utilities -- 3.4%
     180,000   BB+     Avista Corp., Sr. Notes, 9.750% due
                        6/1/08                                        200,700
                       Avon Energy Partners Holdings:
   1,300,000   B        Notes, 6.460% due 3/4/08 (d)                1,131,000
     750,000   B        Sr. Notes, 7.050% due 12/11/07 (d)            656,250
                       CMS Energy Corp., Sr. Notes:
     405,000   B+       7.625% due 11/15/04                           405,000
     140,000   B+       9.875% due 10/15/07                           146,300
                       Edison Mission Energy, Sr. Notes:
     640,000   BB-      10.000% due 8/15/08                           592,000
     325,000   BB-      7.730% due 6/15/09                            274,625
   1,625,000   BB-      9.875% due 4/15/11                          1,446,250
                       Mirant Corp., Sr. Notes:
     400,000   B        7.875% due 5/1/06                             345,250
     425,000   B        9.125% due 5/1/31                             283,000
   1,165,000   CCC+    Orion Power Holdings, Inc., Sr. Notes,
                        12.000% due 5/1/10                          1,269,850
   -------------------------------------------------------------------------
                                                                    6,750,225
   -------------------------------------------------------------------------
   Electrical Products -- 0.3%
     690,000   BBB-    Thomas & Betts Corp., Sr. Medium-Term
                        Notes, 6.625% due 5/7/08                      672,750
   -------------------------------------------------------------------------

                      See Notes to Financial Statements.

    7 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      SMITH BARNEY HIGH INCOME PORTFOLIO
    FACE
   AMOUNT+  RATING(a)                SECURITY                       VALUE
  ---------------------------------------------------------------------------
  Electronic/Appliances -- 0.5%
    445,000   CCC     Remington Product Co., LLC, Sr. Sub.
                       Notes, Series D, 11.000% due 5/15/06     $     456,125
                      Salton Inc., Sr. Sub. Notes:
     65,000   B        10.750% due 12/15/05                            67,275
    475,000   B        12.250% due 4/15/08                            496,375
  -------------------------------------------------------------------------
                                                                    1,019,775
  -------------------------------------------------------------------------
  Engineering and Construction -- 0.2%
  1,135,000   NR      Metromedia Fiber Network, Sr. Secured
                       Notes, 14.000% due 3/15/07 (c)(d)              312,125
  -------------------------------------------------------------------------
  Environmental Services -- 1.5%
                      Allied Waste North America, Inc.,
                       Series B:
    520,000   BB-      Sr. Notes, 7.875% due 1/1/09                   539,500
                       Sr. Sub. Notes:
    890,000   BB-        8.500% due 12/1/08                           965,650
  1,365,000   B+         10.000% due 8/1/09                         1,465,669
  -------------------------------------------------------------------------
                                                                    2,970,819
  -------------------------------------------------------------------------
  Finance Companies -- 0.5%
    475,000   A3*     Ford Motor Credit Co., Notes, 7.250%
                       due 10/25/11                                   476,933
    450,000   A2*     General Motors Acceptance Corp., Notes,
                       6.875% due 2/28/12                             458,404
  -------------------------------------------------------------------------
                                                                      935,337
  -------------------------------------------------------------------------
  Finance/Rental/Leasing -- 0.9%
  1,100,000   BBB-    Avis Group Holdings Inc., Sr. Sub.
                       Notes, 11.000% due 5/1/09                    1,232,000
    640,000   B       Williams Scotsman Inc., Sr. Notes,
                       9.875% due 6/1/07                              640,000
  -------------------------------------------------------------------------
                                                                    1,872,000
  -------------------------------------------------------------------------
  Financial Conglomerates -- 1.0%
  4,762,000   NR      The Finova Group Inc., Notes, 7.500%
                       due 11/15/09                                 1,928,610
  -------------------------------------------------------------------------
  Food Distributors -- 0.8%
    300,000   BB+     Ahold Finance USA Inc., Notes, 8.250%
                       due 7/15/10                                    265,875
  1,250,000   B-      Premier International Foods, PLC, Sr.
                       Notes, 12.000% due 9/1/09                    1,381,250
  -------------------------------------------------------------------------
                                                                    1,647,125
  -------------------------------------------------------------------------
  Foods - Major Diversified -- 0.6%
                      Aurora Foods Inc., Sr. Sub. Notes,
                       Series B:
  1,100,000   CC       9.875% due 2/15/07                             500,500
    660,000   CC       8.750% due 7/1/08                              293,700
    335,000   BB-     Dean Foods Co., Sr. Notes, 6.900% due
                       10/15/17                                       322,464

                      See Notes to Financial Statements.

    8 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                       SMITH BARNEY HIGH INCOME PORTFOLIO
     FACE
    AMOUNT+  RATING(a)                SECURITY                      VALUE
   --------------------------------------------------------------------------
   Foods - Major Diversified -- 0.6% (continued)
     265,000   CCC     Mrs. Fields Original Cookies, Inc., Sr.
                        Notes, Series B, 10.125% due 12/1/04    $     131,175
   -------------------------------------------------------------------------
                                                                    1,247,839
   -------------------------------------------------------------------------
   Foods - Meat/Fish/Dairy -- 0.2%
     410,000   BBB     Tyson Foods, Inc., Notes, 7.000% due
                        1/15/28                                       394,826
   -------------------------------------------------------------------------
   Foods - Retail -- 0.2%
     420,000   B+      The Great Atlantic & Pacific Tea Co.,
                        Inc., Notes, 7.750% due 4/15/07               361,200
   -------------------------------------------------------------------------
   Foods - Specialty/Candy -- 0.4%
     640,000   B2*     Michael Foods, Inc., Sr. Sub. Notes,
                        Series B, 11.750% due 4/1/11                  732,800
   -------------------------------------------------------------------------
   Forest Products -- 0.7%
   1,135,000   Ba2*    Louisiana Pacific Corp., Sr. Sub.
                        Notes, 10.875% due 11/15/08                 1,276,875
     195,000   B+      Millar Western Forest Products Ltd.,
                        Sr. Notes, 9.875% due 5/15/08                 203,775
   -------------------------------------------------------------------------
                                                                    1,480,650
   -------------------------------------------------------------------------
   Home Furnishings -- 0.8%
     200,000   B-      Home Interiors & Gifts, Inc., Sr. Sub.
                        Notes, 10.125% due 6/1/08                     205,000
                       Sealy Mattress Co.:
   1,080,000   B-       Sr. Discount Notes, Series B, 10.875%
                          due 12/15/07                              1,134,000
     150,000   B-       Sr. Sub. Notes, Series B, 9.875% due
                          12/15/07                                    155,250
     660,000   Ca*     WestPoint Stevens Inc., Sr. Notes,
                        7.875% due 6/15/08                            125,400
   -------------------------------------------------------------------------
                                                                    1,619,650
   -------------------------------------------------------------------------
   Homebuilding -- 2.3%
     325,000   BB      Beazer Homes USA Inc., Sr. Notes,
                        8.625% due 5/15/11                            356,688
                       D.R. Horton, Inc.:
     320,000   Ba1*     Sr. Notes, 8.000% due 2/1/09                  348,800
     340,000   Ba2*     Sr. Sub. Notes, 9.375% due 3/15/11            368,900
     480,000   BB-     KB HOME, Sr. Sub. Notes, 9.500% due
                        2/15/11                                       531,600
     585,000   BBB-    Lennar Corp., Sr. Sub. Notes, Series B,
                        9.950% due 5/1/10                             684,352
     340,000   Ba3*    Meritage Corp., Sr. Notes, 9.750% due
                        6/1/11                                        373,150
     385,000   BB+     The Ryland Group, Inc., Sr. Notes,
                        9.750% due 9/1/10                             439,381
     570,000   Ba2*    Schuler Homes, Inc., Sr. Sub. Notes,
                        10.500% due 7/15/11                           638,400
                       Standard Pacific Corp.:
     430,000   BB       Sr. Notes, 8.500% due 4/1/09                  445,587
     325,000   B+       Sr. Sub. Notes, 9.250% due 4/15/12            346,937
   -------------------------------------------------------------------------
                                                                    4,533,795
   -------------------------------------------------------------------------

                      See Notes to Financial Statements.

    9 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      SMITH BARNEY HIGH INCOME PORTFOLIO
    FACE
   AMOUNT+   RATING(a)                SECURITY                       VALUE
  ----------------------------------------------------------------------------
  Hospital/Nursing Management -- 1.3%
     700,000   B-      Ameripath Inc., Sr. Sub. Notes, 10.500%
                        due 4/1/13 (d)                           $     745,500
                       Tenet Healthcare Corp., Sr. Notes:
     225,000   BBB-     5.375% due 11/15/06                            218,250
     500,000   BBB-     6.500% due 6/1/12                              476,250
     325,000   BBB-     6.875% due 11/15/31                            297,375
     925,000   CCC+    Vanguard Health Systems, Sr. Sub.
                        Notes, 9.750% due 8/1/11                       938,875
  ---------------------------------------------------------------------------
                                                                     2,676,250
  ---------------------------------------------------------------------------
  Hotel/Resorts/Cruiselines -- 0.9%
     580,000   B2*     Courtyard By Marriott II L.P./Courtyard
                        Finance Co., Sr. Notes, Series B,
                        10.750% due 2/1/08                             559,700
                       Hilton Hotels Corp.:
     250,000   BBB-     Notes, 7.625% due 12/1/12                      266,796
     510,000   BBB-     Sr. Notes, 7.950% due 4/15/07                  548,807
     425,000   BBB-    Starwood Hotels & Resorts Worldwide,
                        Inc., Notes, 7.875% due 5/1/12                 446,781
  ---------------------------------------------------------------------------
                                                                     1,822,084
  ---------------------------------------------------------------------------
  Household/Personal Care -- 0.4%
     260,000   B+      AKI, Inc., Sr. Notes, 10.500% due 7/1/08        261,300
     525,000   CCC+    Revlon Consumer Products Corp., Sr.
                        Secured Notes, 12.000% due 12/1/05             498,750
  ---------------------------------------------------------------------------
                                                                       760,050
  ---------------------------------------------------------------------------
  Industrial Machinery -- 0.4%
     685,000   B       Flowserve Corp., Sr. Sub. Notes,
                        12.250% due 8/15/10                            777,475
  ---------------------------------------------------------------------------
  Industrial Specialties -- 0.0%
     325,000   CCC+    Foamex L.P., Sr. Sub. Notes, 9.875% due
                        6/15/07                                         73,125
  ---------------------------------------------------------------------------
  Jewelry Retail -- 0.5%
   1,050,000   B+      Finlay Fine Jewelry Corp., Sr. Notes,
                        8.375% due 5/1/08                            1,076,250
  ---------------------------------------------------------------------------
  Major Telecommunications -- 3.8%
                       Qwest Corp.:
     725,000   Ba3*     Debentures, 6.875% due 9/15/33                 627,125
                        Notes:
      25,000   CCC+       13.500% due 12/15/10 (d)                      27,875
   1,420,000   Ba3*       8.875% due 3/15/12 (d)                     1,562,000
     596,000   CCC+       14.000% due 12/15/14 (d)                     682,420
     850,000   CCC+     Sr. Notes, Series B, 7.500% due 11/1/08        773,500
                       SBA Communications Corp.:
     800,000   CC       Sr. Discount Notes, 12.000% due 3/1/08         724,000
     400,000   CC       Sr. Notes, 10.250% due 2/1/09                  338,000

                      See Notes to Financial Statements.

    10 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                       SMITH BARNEY HIGH INCOME PORTFOLIO
     FACE
    AMOUNT+  RATING(a)                SECURITY                      VALUE
   -----------------------------------------------------------------------------
   Major Telecommunications -- 3.8% (continued)
                       Sprint Capital Corp., Notes:
     775,000   BBB-     6.875% due 11/15/28                     $     720,750
   2,025,000   BBB-     8.750% due 3/15/32                          2,227,500
   -------------------------------------------------------------------------
                                                                    7,683,170
   -------------------------------------------------------------------------
   Marine Shipping -- 0.5%
     425,000   B+      General Maritime Corp., Sr. Notes,
                        10.000% due 3/15/13 (d)                       461,125
     330,000   CCC+    Oglebay Norton Co., Sr. Sub. Notes,
                        10.000% due 2/1/09                            133,650
     195,000   B       Trico Marine Services, Inc., Sr. Notes,
                        8.875% due 5/15/12                            171,600
     360,000   Baa2*   Windsor Petroleum Transport Corp.,
                        Notes, 7.840% due 1/15/21 (d)                 304,896
   -------------------------------------------------------------------------
                                                                    1,071,271
   -------------------------------------------------------------------------
   Medical/Drug -- 0.1%
     175,000   B-      aaiPharma Inc., Sr. Sub. Notes, 11.000%
                        due 4/1/10                                    188,125
   -------------------------------------------------------------------------
   Medical Specialties -- 1.5%
     270,000   B2*     Extendicare Health Services Inc., Sr.
                        Sub. Notes, 9.500% due 7/1/10                 268,650
     735,000   B-      Hanger Orthopedic Group, Inc., Sr. Sub.
                        Notes, 11.250% due 6/15/09                    793,800
     625,000   B-      InSight Health Services Corp., Sr. Sub.
                        Notes, Series B, 9.875% due 11/1/11           590,625
     655,000   B+      Per-Se Technologies, Inc., Sr. Notes,
                        Series B, 9.500% due 2/15/05                  661,550
     625,000   B-      Universal Hospital Services Inc., Sr.
                        Notes, 10.250% due 3/1/08                     640,625
   -------------------------------------------------------------------------
                                                                    2,955,250
   -------------------------------------------------------------------------
   Metal Fabrication -- 0.7%
     590,000   CCC+    Hexcel Corp., Sr. Sub. Notes, 9.750%
                        due 1/15/09                                   584,100
     860,000   CCC+    Park-Ohio Industries, Inc., Sr. Sub.
                        Notes, 9.250% due 12/1/07                     662,200
     185,000   BB-     Wolverine Tube Inc., Sr. Notes, 10.500%
                        due 4/1/09                                    197,025
   -------------------------------------------------------------------------
                                                                    1,443,325
   -------------------------------------------------------------------------
   Miscellaneous Commercial Services -- 0.0%
     790,000   Ca*     Outsourcing Solutions Inc., Sr. Sub.
                        Notes, Series B, 11.000% due 11/1/06
                        (c)                                            11,850
   -------------------------------------------------------------------------
   Miscellaneous Manufacturing -- 0.2%
     445,000   NR      Aqua Chem, Inc., Sr. Sub. Notes,
                        11.250% due 7/1/08                            378,250
   -------------------------------------------------------------------------

                      See Notes to Financial Statements.

    11 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      SMITH BARNEY HIGH INCOME PORTFOLIO
    FACE
   AMOUNT+  RATING(a)                SECURITY                       VALUE
  ---------------------------------------------------------------------------
  Movies/Entertainment -- 0.7%
                      AMC Entertainment Inc., Sr. Sub. Notes:
    895,000   CCC+     9.500% due 3/15/09                       $     930,800
    470,000   CCC+     9.500% due 2/1/11                              493,500
  --------------------------------------------------------------------------
                                                                    1,424,300
  --------------------------------------------------------------------------
  Office Automation and Equipment -- 0.7%
  1,498,818   NR      Xerox Corp., Term Loan, 5.970% due
                       4/30/05 (e)                                  1,493,197
  --------------------------------------------------------------------------
  Oil/Gas Pipelines -- 1.4%
    760,000   BB-     Leviathan Gas Pipeline Partners L.P.,
                       Sr. Sub. Notes, Series B, 10.375% due
                       6/1/09                                         824,600
                      The Williams Cos., Inc.:
    250,000   B        Bonds, 8.750% due 3/15/32 (d)                  245,000
                       Notes:
    600,000   B          7.625% due 7/15/19                           546,000
  1,275,000   B          7.875% due 9/1/21                          1,173,000
  --------------------------------------------------------------------------
                                                                    2,788,600
  --------------------------------------------------------------------------
  Oil/Gas Production -- 4.1%
                      El Paso Energy Partners L.P.:
    275,000   B        Sr. Medium-Term Notes, 7.750% due
                         1/15/32                                      218,625
    525,000   BB-      Sr. Sub. Notes, Series B, 8.500% due
                         6/1/11                                       568,313
    355,000   B       Houston Exploration Co., Sr. Sub.
                       Notes, Series B, 8.625% due 1/1/08             371,863
  1,295,000   B+      Magnum Hunter Resources, Inc., Sr.
                       Notes, 9.600% due 3/15/02                    1,405,075
    520,000   B       Nuevo Energy Co., Sr. Sub. Notes,
                       Series B, 9.500% due 6/1/08                    548,600
    325,000   BB+     Ocean Energy, Inc., Sr. Sub. Notes,
                       Series B, 8.375% due 7/1/08                    343,281
    330,000   B       Plains Exploration & Production Co.,
                       Sr. Sub. Notes, Series B, 8.750% due
                       7/1/12                                         354,750
                      Pogo Producing Co., Sr. Sub. Notes,
                       Series B:
    130,000   BB       10.375% due 2/15/09                            142,350
    195,000   BB       8.250% due 4/15/11                             212,550
    375,000   B-      Range Resources Corp., Sr. Sub. Notes,
                       8.750% due 1/15/07                             383,437
    320,000   BB-     SESI, LLC, Sr. Notes, 8.875% due 5/15/11        340,800
    485,000   B+      Stone Energy Corp., Sr. Notes, 8.750%
                       due 9/15/07                                    503,794
                      Swift Energy Co., Sr. Sub. Notes:
    575,000   B        10.250% due 8/1/09                             615,250
    260,000   B        9.375% due 5/1/12                              273,000
                      Vintage Petroleum, Inc.:
    455,000   BB-      Sr. Notes, 8.250% due 5/1/12                   487,987
                       Sr. Sub. Notes:
    515,000   B1*        9.750% due 6/30/09                           553,625
    125,000   B1*        7.875% due 5/18/11                           128,906

                      See Notes to Financial Statements.

    12 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      SMITH BARNEY HIGH INCOME PORTFOLIO
    FACE
   AMOUNT+  RATING(a)                SECURITY                       VALUE
  ------------------------------------------------------------------------------
  Oil/Gas Production -- 4.1% (continued)
    750,000   B+      Westport Resources Corp., Sr. Sub.
                       Notes, 8.250% due 11/1/11                $     821,250
  -------------------------------------------------------------------------
                                                                    8,273,456
  -------------------------------------------------------------------------
  Oil Refining/Marketing -- 0.6%
    750,000   B       Frontier Escrow Corp., Sr. Notes,
                       8.000% due 4/15/13 (d)                         780,000
    309,000   Aa2*    Pennzoil-Quaker State Co., Sr. Notes,
                       10.000% due 11/1/08                            380,829
  -------------------------------------------------------------------------
                                                                    1,160,829
  -------------------------------------------------------------------------
  Oilfield Services/Equipment -- 0.3%
    700,000   BB      Compagnie Generale de Geophysique S.A.,
                       Sr. Notes, 10.625% due 11/15/07                686,000
  -------------------------------------------------------------------------
  Other Consumer Services -- 1.2%
                      Service Corp. International:
    460,000   BB-      Debentures, 7.875% due 2/1/13                  462,300
                       Notes:
    470,000   BB-        6.875% due 10/1/07                           467,650
    570,000   BB-        6.500% due 3/15/08                           558,600
    875,000   B+      Stewart Enterprises Inc., Sr. Sub.
                       Notes, 10.750% due 7/1/08                      977,812
  -------------------------------------------------------------------------
                                                                    2,466,362
  -------------------------------------------------------------------------
  Other Metals/Minerals -- 0.3%
    605,000   BBB-    Phelps Dodge Corp., Sr. Notes, 8.750%
                       due 6/1/11                                     683,933
  -------------------------------------------------------------------------
  Property/Casualty Insurance -- 0.2%
    390,000   BB+     PXRE Capital Trust I, Capital Trust
                       Pass-Through Securities,
                       8.850% due 2/1/27                              317,850
  -------------------------------------------------------------------------
  Publishing - Books/Magazines -- 0.1%
    205,000   B       Von Hoffman Corp., Sr. Notes, 10.250%
                       due 3/15/09                                    212,687
  -------------------------------------------------------------------------
  Publishing - Newspapers -- 1.6%
    775,000   B       Dex Media East LLC, Sr. Sub. Notes,
                       12.125% due 11/15/12 (d)                       926,125
    330,000   B+      Garden State Newspapers, Inc., Sr. Sub.
                       Notes, Series B, 8.750% due 10/1/09            343,200
  1,463,809   B-      Hollinger Participation Trust, Sr.
                       Notes, Payment-In-Kind, 12.125% due
                       11/15/10 (d)                                 1,557,127
    175,000   B+      R. H. Donnelley Finance Corp. I, Sr.
                       Sub. Notes, 10.875% due 12/15/12 (d)           203,437
    325,000   B       Yell Finance B.V., Sr. Discount Notes,
                       step bond to yield 12.263% due 8/1/11          260,812
  -------------------------------------------------------------------------
                                                                    3,290,701
  -------------------------------------------------------------------------

                      See Notes to Financial Statements.

    13 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                       SMITH BARNEY HIGH INCOME PORTFOLIO
     FACE
    AMOUNT+  RATING(a)                SECURITY                      VALUE
   -----------------------------------------------------------------------------
   Pulp and Paper -- 1.5%
     825,000   BB+     Abitibi-Consolidated Inc., Debentures,
                        8.850% due 8/1/30                       $     917,218
                       Buckeye Technologies Inc., Sr. Sub.
                        Notes:
     315,000   B+       9.250% due 9/15/08                            310,275
   1,190,000   B+       8.000% due 10/15/10                         1,100,750
     650,000   BB+     Tembec Industries, Inc., Sr. Notes,
                        8.500% due 2/1/11                             679,250
   -------------------------------------------------------------------------
                                                                    3,007,493
   -------------------------------------------------------------------------
   Real Estate Investment Trusts -- 0.9%
     695,000   Ba3*    HMH Properties, Inc., Sr. Secured
                        Notes, Series A, 7.875% due 8/1/05            705,425
   1,020,000   Ba3*    Host Marriott L.P., Sr. Notes, Series
                        I, 9.500% due 1/15/07                       1,077,375
   -------------------------------------------------------------------------
                                                                    1,782,800
   -------------------------------------------------------------------------
   Restaurants -- 0.6%
     195,000   B-      American Restaurant Group, Inc., Sr.
                        Secured Notes, Series D,
                        11.500% due 11/1/06                           125,775
     460,000   CCC+    CKE Restaurants, Inc., Sr. Secured
                        Notes, 9.125% due 5/1/09                      430,100
     325,000   CCC+    Denny's Corp., Sr. Notes, 11.250% due
                        1/15/08                                       258,375
     165,000   B-      Friendly Ice Cream Corp., Sr. Notes,
                        10.500% due 12/1/07                           167,888
     280,000   B+      Sbarro, Inc., Sr. Notes, 11.000% due
                        9/15/09                                       274,400
   -------------------------------------------------------------------------
                                                                    1,256,538
   -------------------------------------------------------------------------
   Savings Banks -- 1.0%
   1,075,000   B3*     Ocwen Capital Trust I, Capital
                        Securities, 10.875% due 8/1/27                897,625
     500,000   B1*     Ocwen Federal Bank FSB, Sub.
                        Debentures, 12.000% due 6/15/05               510,000
     628,000   B1*     Ocwen Financial Corp., Notes, 11.875%
                        due 10/1/03                                   640,560
   -------------------------------------------------------------------------
                                                                    2,048,185
   -------------------------------------------------------------------------
   Specialty Insurance -- 0.3%
     555,000   Ba1*    Markel Capital Trust I, Capital
                        Securities, Series B,
                        8.710% due 1/14/46                            558,762
   -------------------------------------------------------------------------
   Specialty Stores -- 0.6%
     175,000   B       Cole National Group, Inc., Sr. Sub.
                        Notes, 8.625% due 8/15/07                     161,438
     520,000   B-      Jo-Ann Stores, Inc., Sr. Sub. Notes,
                        10.375% due 5/1/07                            549,900
     305,000   BB-     The Pep Boys - Manny, Moe & Jack,
                        Medium-Term Notes, Series A,
                        6.710% due 11/3/04                            300,044
     220,000   B-      Petro Stopping Centers L.P., Sr. Notes,
                        10.500% due 2/1/07                            220,000
   -------------------------------------------------------------------------
                                                                    1,231,382
   -------------------------------------------------------------------------
   Specialty Telecommunications -- 0.0%
     695,000   D       GT Group Telecom Inc., Sr. Discount
                        Notes, step bond to yield
                        15.232% due 2/1/10 (c)                             70
   -------------------------------------------------------------------------

                      See Notes to Financial Statements.

    14 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      SMITH BARNEY HIGH INCOME PORTFOLIO
    FACE
   AMOUNT+  RATING(a)                SECURITY                       VALUE
  ---------------------------------------------------------------------------
  Telecommunications Equipment -- 2.8%
                      American Tower Corp.:
    360,000   B3*      Discount Notes, zero coupon bond to
                         yield 14.440% due 8/1/08 (d)           $     226,800
  1,450,000   Caa1*    Sr. Notes, 9.375% due 2/1/09                 1,442,750
                      AT&T Corp., Sr. Notes:
    350,000   BBB+     7.800% due 11/15/11                            384,754
  2,025,000   BBB+     8.500% due 11/15/31                          2,262,387
    375,000   B+      Avaya Inc., Sr. Secured Notes, 11.125%
                       due 4/1/09                                     416,250
    750,000   B       Nortel Networks Corp., Notes, 6.875%
                       due 9/1/23                                     648,750
    305,000   B       Northern Telecom Capital Corp., Notes,
                       7.875% due 6/15/26                             272,975
  -------------------------------------------------------------------------
                                                                    5,654,666
  -------------------------------------------------------------------------
  Tobacco -- 0.3%
    609,000   BB+     Standard Commercial Tobacco Corp., Sr.
                       Notes, 8.875% due 8/1/05                       624,225
  -------------------------------------------------------------------------
  Trucks/Construction/Farm Machinery -- 1.0%
                      Case Corp., Notes:
    240,000   BB       7.250% due 8/1/05                              236,400
    150,000   BB       7.250% due 1/15/16                             128,250
    160,000   BB      Case Credit Corp., Notes, 6.750% due
                       10/21/07                                       149,600
    505,000   CCC+    Columbus McKinnon Corp., Sr. Sub.
                       Notes, 8.500% due 4/1/08                       361,075
    355,000   BB-     Navistar International Corp., Sr.
                       Notes, Series B, 9.375% due 6/1/06             380,737
    260,000   B+      NMHG Holding Co., Sr. Notes, 10.000%
                       due 5/15/09                                    279,500
    500,000   B       Terex Corp., Sr. Sub. Notes, Series B,
                       10.375% due 4/1/11                             557,500
  -------------------------------------------------------------------------
                                                                    2,093,062
  -------------------------------------------------------------------------
  Wireless Telecommunications -- 6.3%
                      AT&T Wireless Services Inc., Sr. Notes:
    900,000   BBB      7.875% due 3/1/11                            1,038,752
  3,550,000   BBB      8.750% due 3/1/31                            4,436,435
    825,000   CC      AirGate PCS, Inc., Sr. Sub. Notes, step
                       bond to yield 16.144% due 10/1/09              210,375
    535,000   CCC     Alamosa PCS Holdings Inc., step bond to
                       yield 14.446% due 2/15/10                      238,075
                      Crown Castle International Corp.:
                       Sr. Discount Notes:
    500,000   B3*        10.625% due 11/15/07                         518,750
    640,000   B3*        Step bond to yield 11.583% due
                          5/15/11                                     572,800
    685,000   B3*      Sr. Notes, 10.750% due 8/1/11                  708,975
    470,000   B3*     Dobson/Sygnet Communications Inc., Sr.
                       Notes, 12.250% due 12/15/08                    467,650

                      See Notes to Financial Statements.

    15 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      SMITH BARNEY HIGH INCOME PORTFOLIO
    FACE
   AMOUNT+     RATING(a)                SECURITY                      VALUE
----------------------------------------------------------------------------------
Wireless Telecommunications -- 6.3% (continued)
  335,000        C       Horizon PCS Inc., Sr. Discount Notes,
                          step bond to yield 15.526% due 10/1/10  $      21,775
                         Nextel Communications, Inc.:
3,105,000        B        Sr. Discount Notes, 9.950% due 2/15/08      3,275,775
  600,000        B        Sr. Notes, 9.375% due 11/15/09                651,000
  545,000        CCC+    Nextel Partners Inc., Sr. Notes,
                          12.500% due 11/15/09                          596,775
------------------------------------------------------------------------------
                                                                     12,737,137
------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND
                         NOTES (Cost -- $176,613,443)               178,412,425
------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 3.3%
Cable/Satellite -- 0.1%
  450,000/GBP/   C       Telewest Communications PLC, 5.250% due
                          2/19/07 (d)                                   144,124
------------------------------------------------------------------------------
Contract Drilling -- 0.0%
   85,000        B-      Parker Drilling Co., Sub. Notes, 5.500%
                          due 8/1/04                                     80,112
------------------------------------------------------------------------------
Electric Utilities -- 0.1%
  175,000        B       Mirant Corp., Debentures, 2.500% due
                          6/15/21                                       146,781
------------------------------------------------------------------------------
Electronic Components -- 0.4%
1,755,000        B1*     Sanmina Corp., Sub. Debentures, zero
                          coupon bond to yield
                          10.672% due 9/12/20                           833,625
------------------------------------------------------------------------------
Electronic Production Equipment -- 0.3%
  765,000        CCC+    Amkor Technology Inc., Sub. Notes,
                          5.000% due 3/15/07                            638,775
------------------------------------------------------------------------------
Medical/Nursing Services -- 0.5%
1,000,000        B       Total Renal Care Holdings, Inc., Sub.
                          Notes, 7.000% due 5/15/09                   1,026,250
------------------------------------------------------------------------------
Miscellaneous Commercial Services -- 0.3%
  710,000        Ba3*    Interim Services Inc., Sub. Notes,
                          4.500% due 6/1/05                             636,338
------------------------------------------------------------------------------
Semiconductors -- 1.2%
  995,000        Ba3*    LSI Logic Corp., Sub. Notes, 4.000% due
                          2/15/05                                       931,569
  855,000        NR      TriQuint Semiconductor, Inc., Sub.
                          Notes, 4.000% due 3/1/07                      716,062
  770,000        CCC+    Vitesse Semiconductor Corp., Sub.
                          Debentures, 4.000% due 3/15/05                688,187
------------------------------------------------------------------------------
                                                                      2,335,818
------------------------------------------------------------------------------
Specialty Telecommunications -- 0.4%
1,105,000/EUR/   B-      Colt Telecom Group PLC, 2.000% due
                          4/3/07 (d)                                    821,608
------------------------------------------------------------------------------
                         TOTAL CONVERTIBLE CORPORATE BONDS
                         AND NOTES (Cost -- $5,340,607)               6,663,431
------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    16 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                            SMITH BARNEY HIGH INCOME PORTFOLIO

SHARES                                   SECURITY                                  VALUE
----------------------------------------------------------------------------------------------
COMMON STOCK (f) -- 0.0%
Foods - Major Diversified -- 0.0%
 23,465   Aurora Foods Inc.                                                      $   12,671
-------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.0%
    870   McLeodUSA, Inc., Class A Shares                                               539
 14,121   Song Networks Holding, ADR                                                    212
-------------------------------------------------------------------------------------------
                                                                                        751
-------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
  8,858   Crown Castle International Corp.                                           56,423
-------------------------------------------------------------------------------------------
          TOTAL COMMON STOCK
          (Cost -- $192,386)                                                         69,845
-------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.9%
Major Telecommunications -- 0.0%
    525   Broadwing Communications Inc., Series B,
           12.500% Cumulative Jr. Exchangeable                                       69,563
-------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.0%
  2,100   Global Crossing Holdings Ltd., 6.750% Cumulative Convertible (f)               21
-------------------------------------------------------------------------------------------
Telecommunications Equipment -- 0.0%
  1,500   Motorola Inc., 7.000% due 11/16/04                                         43,515
-------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.9%
  7,000   Crown Castle International Corp., 6.250% Convertible                      245,000
          CSC Holdings Inc., Cumulative Exchangeable:
 12,000     Series H, 11.750% due 10/1/07                                         1,260,000
  1,500     Series M, 11.125% due 4/1/08                                            157,125
    297   Dobson Communications Corp., Payment-in-Kind, 13.000% Sr. Exchangeable     25,957
-------------------------------------------------------------------------------------------
                                                                                  1,688,082
-------------------------------------------------------------------------------------------
          TOTAL PREFERRED STOCK
          (Cost -- $2,404,835)                                                    1,801,181
-------------------------------------------------------------------------------------------

 WARRANTS                                SECURITY                                  VALUE
----------------------------------------------------------------------------------------------
WARRANTS (f) -- 0.0%
Broadcasting -- 0.0%
  1,950   UIH Australia/Pacific Inc., Expire 5/15/06                                     20
-------------------------------------------------------------------------------------------
Commercial Printing/Forms -- 0.0%
    435   Merrill Corp., Expire 5/1/09                                                    0
-------------------------------------------------------------------------------------------
Containers/Packaging -- 0.0%
     80   Pliant Corp., Expire 6/1/10                                                    90
-------------------------------------------------------------------------------------------
Internet Software/Services -- 0.0%
  1,545   WAM!NET Inc., Expire 3/1/05 (d)                                                15
    430   ZNet Internet Services, Expire 7/1/09 (d)                                       1
-------------------------------------------------------------------------------------------
                                                                                         16
-------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    17 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                              SMITH BARNEY HIGH INCOME PORTFOLIO

 WARRANTS                                  SECURITY                                   VALUE
-----------------------------------------------------------------------------------------------
Restaurants -- 0.0%
        360 American Tower Corp., Inc., Expire 8/1/08                              $     27,180
-----------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.0%
        695 GT Group Telecom Inc., Expire 2/1/10 (d)                                        521
        700 RSL Communications Ltd., Expire 11/15/06                                         98
-----------------------------------------------------------------------------------------------
                                                                                            619
-----------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
        350 Horizon PCS Inc., Expire 10/1/10 (d)                                             18
        925 Iridium World Communications Ltd., Expire 7/15/05 (d)                             9
        375 IWO Holdings Inc., Expire 1/15/11 (d)                                             4
-----------------------------------------------------------------------------------------------
                                                                                             31
-----------------------------------------------------------------------------------------------
            TOTAL WARRANTS
            (Cost -- $326,484)                                                           27,956
-----------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                   SECURITY                                   VALUE
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.1%
$14,240,000 Merrill Lynch, Pierce, Fenner & Smith Inc., 1.250% due 5/1/03;
             Proceeds at maturity -- $14,240,494; (Fully collateralized by various
             U.S. government agencies, 0.000% to 4.875% due 5/9/03 to
             11/15/07; Market value -- $14,524,800) (Cost -- $14,240,000)            14,240,000
-----------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $199,117,755**)                                               $201,214,838
-----------------------------------------------------------------------------------------------

+ Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Unit is comprised of one Sr. Note and one purchase contract to buy common stock.
(c) Security is currently in default.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Variable rate security.
(f ) Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  ADR -- American Depositary Receipt
  EUR -- Euro
  GBP -- British Pound

  See pages 57 and 58 for definitions of ratings.

                      See Notes to Financial Statements.

    18 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                              PUTNAM DIVERSIFIED INCOME PORTFOLIO
   FACE
  AMOUNT                                           SECURITY                              VALUE
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECTOR -- 12.1%
U.S. Treasury Obligations -- 11.3%
                         U.S. Treasury Bonds:
$ 3,625,000                7.500% due 11/15/16 (a)                                    $  4,774,807
  2,390,000                6.250% due 8/15/23 (a)                                        2,831,404
  2,519,000                6.250% due 5/15/30 (a)                                        3,036,085
  2,340,000              U.S. Treasury Strip, zero coupon due 11/15/24 (a)                 763,189
-----------------------------------------------------------------------------------------------
                                                                                        11,405,485
-----------------------------------------------------------------------------------------------
U.S. Government Agencies -- 0.8%
                         Federal National Mortgage Association (FNMA):
     35,780                7.500% due 1/1/30 - 10/1/30                                      38,159
     22,468                7.000% due 4/1/29 - 9/1/31                                       23,753
    118,132                6.500% due 5/1/33 (b)                                           123,448
     45,000                7.000% due 6/1/33 (b)                                            47,545
    526,727              Government National Mortgage Association (GNMA),
                          6.500% due 5/15/29 - 9/15/32 (c)                                 554,071
-----------------------------------------------------------------------------------------------
                                                                                           786,976
-----------------------------------------------------------------------------------------------
                         TOTAL U.S. GOVERNMENT SECTOR
                         (Cost -- $11,064,368)                                          12,192,461
-----------------------------------------------------------------------------------------------
   FACE
  AMOUNT+      RATING(d)                           SECURITY                              VALUE
--------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.9%
      9,703      Baa2*   Arc Net Interest Margin Trust, Series 2002-1, Class A,
                          7.750% due 1/27/32 (e)                                             9,701
     70,000      BB+     CS First Boston Mortgage Securities Corp., Series 2002-CKN2,
                          Class H, 6.122% due 4/15/37 (e)                                   61,557
                         Federal Home Loan Mortgage Corp. (FHLMC):
                           Interest-Only Strips:
  2,001,661      AAA        Series 216, Class IO, 6.000% due 1/1/32 (c)                    267,722
    527,626      AAA        Series 2448, Class SE, 6.790% due 7/15/29 (f)                   18,467
    536,900      AAA        Series 2448, Class SM, 6.690% due 3/15/32 (f)                   85,904
    189,966      AAA        Series 2478, Class SY, 6.840% due 3/15/21 (f)                   11,749
    256,700      AAA        Series 2515, Class IG, 5.500% due 3/15/32                       80,554
    648,983      AAA        Series 2579, Class GS, 6.340% due 1/15/17 (f)                   66,296
                           Principal-Only Strips:
    256,589      AAA        Series 215, Class PO, zero coupon due 6/1/31 (c)               239,109
    190,176      AAA        Series 2235, Class PO, zero coupon due 6/15/30 (c)             175,259
                         Federal National Mortgage Association (FNMA):
                           Interest-Only Strips:
    647,975      AAA        Series 318, Class 2, 6.000% due 1/1/32 (c)                      87,477
    402,140      AAA        Series 322, Class 2, 6.000% due 4/1/32                          57,053
  1,280,904      AAA        Series 329, Class 2, 5.500% due 12/1/32 (c)                    266,188

                      See Notes to Financial Statements.

    19 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                               PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+   RATING(d)                            SECURITY                                VALUE
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.9% (continued)
   377,279   AAA        Series 332, Class 2, 6.000% due 2/1/33                       $     67,297
   163,607   AAA        Series 2001-58, Class HI, 6.500% due 5/25/26                        1,734
   249,824   AAA        Series 2001-74, Class MI, 6.000% due 12/25/15                      19,973
 1,272,489   AAA        Series 2002-9, Class MS, 6.780% due 3/25/32 (c)(f)                 98,618
   295,498   AAA        Series 2002-21, Class PS, 6.880% due 12/25/25 (f)                   6,208
   367,990   AAA        Series 2002-29, Class SL, 6.730% due 7/25/29 (f)                   12,650
   530,051   AAA        Series 2002-52, Class SL, 6.680% due 9/25/32 (f)                   50,408
   564,374   AAA        Series 2002-63, Class SN, 6.680% due 10/25/32 (f)                  50,758
 1,200,572   AAA        Series 2003-23, Class AI, 5.000% due 3/25/17 (c)                  154,778
   167,245   AAA        Series 2003-23, Class SC, 6.230% due 4/25/33 (f)                   16,359
   417,746   AAA        Series 2003-26, Class IG, 6.000% due 4/25/33                       61,095
 1,793,900   AAA        Series 2003-34, Class ES, 5.690% due 2/25/33 (c)(f)               205,458
   717,500   AAA        Series 2003-34, Class SG, 5.692% due 2/25/33 (f)                   83,073
 2,106,100   AAA        Series 2003-34, Class SP, 5.791% due 1/25/32 (f)                  238,911
                       Pass-Through Certificates:
   113,259   AAA        Series 2002-14, Class A2, 7.500% due 1/25/42 (c)                  124,374
   960,377   AAA        Series 2003-W3, Class 1A3, 7.500% due 8/25/42 (c)               1,058,171
                       Principal-Only Strips:
    64,216   AAA        Series 1993-146, Class H, zero coupon due 5/25/23                  64,096
    64,595   AAA        Series 1996-5, Class PB, zero coupon due 4/25/24 (c)               62,852
    86,190   AAA        Series 1999-51, Class N, zero coupon due 9/17/29 (c)               77,894
    41,288   AAA        Series 2003-18, Class PO, zero coupon due 7/25/32                  40,823
                     Federal National Mortgage Association (FNMA) Grantor Trust,
                       Pass-Through Certificates:
   110,532   AAA        Series 1999-T2, Class A1, 7.500% due 1/19/39 (c)                  121,379
    59,058   AAA        Series 2000-T6, Class A1, 7.500% due 6/25/30                       65,037
   275,013   AAA        Series 2001-T1, Class A1, 7.500% due 10/25/40 (c)                 302,000
    93,786   AAA        Series 2001-T3, Class A1, 7.500% due 11/25/40 (c)                 102,989
   278,209   AAA        Series 2001-T4, Class A1, 7.500% due 7/25/41 (c)                  305,510
   626,075   AAA        Series 2001-T7, Class A1, 7.500% due 2/25/41 (c)                  687,512
    16,979   AAA        Series 2001-T10, Class A1, 7.000% due 12/25/41                     18,406
   163,144   AAA        Series 2001-T10, Class A2, 7.500% due 12/25/41 (c)                179,153
     1,474   AAA        Series 2002-T1, Class A2, 7.000% due 11/25/31                       1,598
                     Government National Mortgage Association (GNMA),
                      Interest-Only Strip:
   758,181   AAA        Series 2001-43, Class SJ, 6.280% due 1/20/29 (f)                   40,634
   700,200   AAA        Series 2003-41, Class DS, 6.380% due 6/20/33                       97,043
    59,000   BBB-    Morgan Stanley Dean Witter Capital I Inc., Series 2002-NC5,
                      Class B2, 4.570% due 10/25/32 (f)                                    49,953
    48,263   AAA     Rural Housing Trust, Series 1987-1, Class D, 6.330% due 4/1/26        49,647
    41,902   BBB-    Sasco ARC Net Interest Margin Notes, Series 2002-BC10, Class A,
                      7.750% due 1/27/33 (e)                                               41,521

                      See Notes to Financial Statements.

    20 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                             PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+   RATING(d)                          SECURITY                               VALUE
----------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.9% (continued)
    48,360   BB+**   Sasco Net Interest Margin Trust, Series 2003-BC1, Class B,
                      zero coupon due 5/27/33 (e)                                 $     34,630
---------------------------------------------------------------------------------------------
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                     (Cost -- $6,434,051)                                            6,019,578
---------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.5%
                     Ameriquest Mortgage Securities Inc.:
    59,000   BBB-      Series 2002-4, Class M4, 5.070% due 2/25/33 (f)                  50,008
    61,000   BBB-      Series 2003-1, Class M4, 4.400% due 2/25/33 (f)                  49,993
    61,000   BBB-      Series 2003-2, Class M4, 4.400% due 3/25/33 (f)                  49,996
   224,774   BBB-    AQ Finance NIM Trust, Series 2003-N2A, Class Note,
                      9.300% due 3/25/33 (c)(e)                                        224,774
    83,504   Baa3*   Arc Net Interest Margin Trust, Series 2002-8A, Class A1,
                      7.750% due 11/27/32 (e)                                           82,816
                     Asset Backed Funding Corp.:
                       Mortgage Loan Asset-Backed Certificates, Series 2003-WFI:
    66,000   BBB        Class M3, 4.370% due 12/25/32 (f)                               66,000
    25,000   BBB-       Class M4, 4.570% due 12/25/32 (f)                               22,710
    37,775   BB+       NIM Trust, Series 2002-WFI, Class Note,
                        9.320% due 12/26/32 (e)                                         37,586
                     Asset Backed Securities Corp., Home Equity Loan Trust:
    56,000   BBB-      Series 2003-HE1, Class M4, 5.810% due 1/15/33 (f)                49,943
   123,000   BBB       Series 2003-HE2, Class M4, 5.150% due 4/15/33 (c)(f)            123,824
   334,000   BBB     Bank One Issuance Trust, Series 2002-C1, Class C1,
                      2.270% due 12/15/09 (c)(f)                                       332,213
                     Bayview Financial Acquisition Trust:
   167,009   A         Series 2001-DA, Class M3, 2.720% due 11/25/31 (c)(e)(f)         164,876
   250,000   AAA       Series 2002-CA, Class AIO, 7.150% due 10/25/04 (e)(f)            16,562
                     Chase Funding Net Interest Margin Trust:
    18,422   BBB+      Series 2002-1, Class Note, 8.500% due 6/27/35 (e)                18,337
    67,034   BBB+      Series 2002-2, Class Note, 8.500% due 7/27/35 (e)                66,780
     8,115   BBB       Series 2002-C1, Class Note, 8.500% due 5/27/35 (e)                8,075
    40,383   BBB       Series 2003-1A, Class Note, 8.750% due 3/27/36 (e)               40,367
                     Conseco Finance Securitizations Corp.:
    39,000   AA        Series 2000-2, Class A4, 8.480% due 12/1/30                      40,905
   766,000   AA        Series 2000-4, Class A6, 8.310% due 5/1/32 (c)                  691,916
   220,000   A2*       Series 2000-6, Class M2, 8.200% due 9/1/32 (c)                  110,000
     5,000   AAA       Series 2001-3, Class A4, 6.910% due 5/1/33                        4,534
     4,000   AAA       Series 2001-4, Class A4, 7.360% due 9/1/33                        3,910
   196,000   BBB       Series 2001-4, Class B1, 9.400% due 9/1/33 (c)                   68,600
   597,996   AAA       Series 2002-1, Class A, 6.681% due 12/1/32 (c)                  595,002
   250,000   Baa2*   Consumer Credit Reference Index Securities Program, Series
                      2002-1A, Class A, 3.400% due 3/22/07 (c)(e)(f)                   245,156

                      See Notes to Financial Statements.

    21 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                              PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+      RATING(d)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.5% (continued)
   188,000      AA-     Green Tree Financial Corp., Series 1999-5, Class A5,
                         7.860% due 4/1/31 (c)                                        $    176,552
    50,000      Ba3*    Green Tree Home Improvement Loan Trust, Series 1995-F,
                         Class B2, 7.100% due 1/15/21                                       47,566
   419,260      A-      Greenpoint Manufactured Housing, Series 2000-3, Class IA,
                         8.450% due 6/20/31 (c)                                            467,709
                        GSAMP Trust:
    37,660      BBB-      Series 2002-HE2N, Class Note, 8.250% due 10/20/32 (e)             37,496
    50,000      Baa3*     Series 2003-FM1, Class B3, 5.805% due 3/20/33 (f)                 46,650
                        Home Equity Asset Trust:
    35,600      BBB+      Series 2002-1N, Class A, 8.000% due 12/25/32 (e)                  34,710
   152,000      BBB       Series 2002-5N, Class A, 8.000% due 6/27/33 (c)(e)               149,340
   215,000      BBB-    LNR CDO Ltd., Series 2002-1A, Class FFL,
                         4.070% due 7/24/37 (c)(e)(f)                                      195,397
   250,000      BBB     Madison Avenue Manufactured Housing Contract Trust,
                         Series 2002-A, Class B1, 4.570% due 3/25/32 (c)(f)                162,500
    50,000      BBB-    MASTR Asset Backed Securities Trust, Series 2003-OPT1,
                         Class MV5, 4.820% due 12/25/32 (f)                                 42,734
   104,000      BBB-    Merrill Lynch Mortgage Investors, Inc., Series 2003-WMC1,
                         Class B2, 4.320% due 11/25/33 (f)                                  88,514
   112,012      BBB     Mid-State Trust, Series 10, Class B, 7.540% due 2/15/36 (c)        102,558
    54,000      BBB-    Morgan Stanley ABS Capital I Inc., Series 2002-NC6, Class B2,
                         5.070% due 11/25/32 (f)                                            48,843
                        Morgan Stanley Dean Witter Capital I Inc.:
    54,000      BBB-      Series 2001-AM1, Class B1, 3.520% due 2/25/32 (f)                 50,293
    17,643      BB        Series 2001-AM1N, Class Note, 12.750% due 2/25/32                 17,643
   134,000      BBB-      Series 2001-NC3, Class B1, 3.770% due 10/25/31 (c)(f)            123,513
   316,000      BBB-      Series 2001-NC4, Class B1, 3.820% due 1/25/32 (c)(f)             281,811
    71,364      BBB-      Series 2001-NC4N, Class Note, 8.500% due 1/25/32 (e)              71,364
   115,000      BBB-      Series 2002-AM2, Class B1, 3.570% due 5/25/32 (c)(f)              99,201
    58,000      BBB-      Series 2002-AM3, Class B2, 5.070% due 2/25/33 (f)                 50,435
    59,000      BBB-      Series 2003-NC2, Class B2, 5.070% due 2/25/33 (f)                 50,566
    58,000      BBB-      Series 2003-NC3, Class B3, 5.070% due 3/25/33 (f)                 50,147
    26,309      A1*     NovaStar Capital Securities Trust, Series 2002-C1, Class A,
                         7.150% due 9/25/31 (e)                                             26,309
                        Option One Mortgage Securities Corp.:
    81,920      BBB       Series 2002-1, Class CTFS, 6.750% due 2/26/32 (e)                 81,574
    90,537      BBB-      Series 2002-2A, Class CFTS, 8.830% due 6/26/32 (e)                90,310
    95,278      BBB+      Series 2003-2B, Class N1, 7.630% due 4/26/33 (e)                  95,278
   222,008      Baa2*   Pass-Through Amortizing Credit Card Trust, Series 2002-1A,
                         Class A4FL, 6.820% due 6/18/12 (c)(e)                             221,176
   184,630      Baa3*   Sail Net Interest Margin Notes, Series 2003-BC1A, Class A,
                         7.750% due 1/27/33 (c)(e)                                         183,732

                      See Notes to Financial Statements.

    22 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                               PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+      RATING(d)                             SECURITY                                VALUE
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.5% (continued)
                        Structured Asset Investment Loan Trust:
   146,000      BBB+      Series 2003-BC1, Class M3, 4.320% due 1/25/33 (c)(f)           $    143,188
 1,702,000      AAA       Series 2003-BC2, Class AIO, 6.000% due 3/25/05 (c)                  128,894
   100,000      BB      TIAA Commercial Real Estate Securitization, Series 2002-1A,
                         Class IV, 6.840% due 5/22/37 (e)                                      83,043
--------------------------------------------------------------------------------------------------
                        TOTAL ASSET-BACKED SECURITIES
                        (Cost -- $6,959,474)                                                6,613,929
--------------------------------------------------------------------------------------------------
HIGH-YIELD SECTOR -- 52.8%
--------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 49.9%
Aerospace/Defense -- 1.2%
   283,000      B-      Argo-Tech Corp., Sr. Sub. Notes, 8.625% due 10/1/07 (c)               250,455
                        BE Aerospace Inc., Sr. Sub. Notes, Series B:
   170,000      B-        8.000% due 3/1/08 (a)                                               119,850
    22,000      B-        8.875% due 5/1/11                                                    15,400
   290,000      CCC+    Decrane Aircraft Holdings Inc., Sr. Sub. Notes, Series B,
                         12.000% due 9/30/08 (c)                                              131,950
   120,000      CCC+    Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09 (c)                  118,800
                        K & F Industries, Inc., Sr. Sub. Notes, Series B:
    45,000      B         9.125% due 10/15/07                                                  47,138
    55,000      B         9.625% due 12/15/10                                                  59,675
                        L-3 Communications Corp., Sr. Sub. Notes:
    80,000      BB-       8.500% due 5/15/08                                                   83,700
   100,000      BB-       Series B, 8.000% due 8/1/08 (a)                                     104,875
                        Sequa Corp., Sr. Notes:
   200,000      BB-       9.000% due 8/1/09 (c)                                               210,000
    20,000      BB-       Series B, 8.875% due 4/1/08                                          20,750
    39,487      NR      United Defense Industries, Inc., Term Loans, Tranche B,
                         3.560% due 7/1/09 (f)                                                 39,491
--------------------------------------------------------------------------------------------------
                                                                                            1,202,084
--------------------------------------------------------------------------------------------------
Airlines -- 0.6%
    10,000      C*      Air Canada, Sr. Notes, 10.250% due 3/15/11 (g)                          2,400
                        American Airlines, Inc., Pass-Through Certificates:
                          Series 1999-1:
    29,469      BBB-       Class A-1, 6.855% due 4/15/09                                       24,665
    35,000      BBB-       Class A-2, 7.024% due 10/15/09                                      29,373
    25,000      BB+       Series 2001-1, Class A-2, 6.817% due 5/23/11                         17,965
   180,000      CCC+    Calair LLC/Calair Capital Corp., Sr. Notes,
                         8.125% due 4/1/08 (c)                                                109,800
    60,000      B+      Continental Airlines, Inc., Pass-Through Certificates, Series D,
                         7.568% due 12/1/06                                                    25,934

                      See Notes to Financial Statements.

    23 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                           SECURITY                              VALUE
---------------------------------------------------------------------------------------------------
Airlines -- 0.6% (continued)
                          Delta Air Lines, Inc., Secured Pass-Through Certificates:
    70,000        BB+       Series 2000-1, Class C, 7.779% due 11/18/05                $     44,668
    46,095        BBB-      Series 2002-1, Class C, 7.779% due 1/2/12                        31,345
                          Northwest Airlines, Inc., Notes:
   120,000        B-        7.625% due 3/15/05                                               82,800
   170,000        B-        9.875% due 3/15/07 (a)                                          101,150
   109,000        Ca*     United Airlines, Inc., Debentures, 9.125% due 1/15/12 (a)(g)        5,723
                          US Airways, Inc., Pass-Through Certificates:
   210,000        Ca*       Series 93-A2, 9.625% due 9/1/03 (g)                              84,000
    40,000        Ca*       Series 93-A3, 10.375% due 3/1/13 (g)                             16,000
---------------------------------------------------------------------------------------------------
                                                                                            575,823
---------------------------------------------------------------------------------------------------
Automotive -- 1.6%
    29,000        Ba2*    American Axle & Manufacturing Inc., Sr. Sub. Notes,
                           9.750% due 3/1/09                                                 31,755
    50,000        BBB-    ArvinMeritor, Inc., Notes, 8.750% due 3/1/12                       54,250
    90,000        B       Asbury Automotive Group, Notes, 9.000% due 6/15/12                 85,050
                          Collins & Aikman Products Co.:
   200,000        B1*       Sr. Notes, 10.750% due 12/31/11 (c)                             206,000
    45,000        B         Sr. Sub. Notes, 11.500% due 4/15/06 (a)                          42,300
                          Dana Corp., Notes:
    30,000        BB        6.250% due 3/1/04                                                30,450
    40,000        BB        6.500% due 3/1/09 (a)                                            39,000
    30,000        BB        10.125% due 3/15/10                                              33,750
   15,000 /EUR/   BB        9.000% due 8/15/11 (c)                                           17,442
   103,000        BB        9.000% due 8/15/11 (a)                                          112,270
    75,000        BB        7.000% due 3/1/29                                                63,750
   102,000        B       Dura Operating Corp., Sr. Sub. Notes, Series D,
                           9.000% due 5/1/09 (a)                                             97,920
    74,000        D**     Federal-Mogul Corp., Notes, 7.750% due 7/1/06 (g)                  11,100
    80,000        B+      Goodyear Tire & Rubber Co., Notes, 7.857% due 8/15/11              60,400
                          Lear Corp., Sr. Notes:
    45,000/EUR/   BB+       8.125% due 4/1/08 (c)                                            54,340
                            Series B:
   200,000        BB+        7.960% due 5/15/05 (c)                                         215,000
    40,000        BB+        8.110% due 5/15/09 (a)                                          45,200
    24,000        CCC+    Motor Coach Industries International, Inc., Sr. Sub. Notes,
                           11.250% due 5/1/09                                                12,120
   164,000        B-      Motors and Gears, Inc., Sr. Notes, Series D,
                           10.750% due 11/15/06 (c)                                         144,320

                      See Notes to Financial Statements.

    24 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                               PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+   RATING(d)                            SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Automotive -- 1.6% (continued)
                     Navistar International Inc.:
   132,000   BB-       Sr. Notes, Series B, 9.375% due 6/1/06 (c)                    $    141,570
    25,000   B         Sr. Sub. Notes, Series B, 8.000% due 2/1/08 (a)                     24,437
    44,000   B-      Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12 (e)               47,520
    91,000   B       Williams Scotsman Inc., Sr. Notes, 9.875% due 6/1/07                  91,000
-------------------------------------------------------------------------------------------------
                                                                                        1,660,944
-------------------------------------------------------------------------------------------------
Broadcasting -- 1.3%
   260,000   B       Affinity Group Holding Inc., Sr. Notes, 11.000% due 4/1/07 (c)       269,100
    15,000   BB-     EchoStar DBS Corp., Sr. Notes, 9.375% due 2/1/09                      16,256
                     Emmis Communications Corp.:
    27,000   B-        Sr. Discount Notes, step bond to yield 12.195% due 3/15/11          23,895
    35,000   B2*       Sr. Sub. Notes, Series B, 8.125% due 3/15/09 (a)                    37,100
                     Granite Broadcasting Corp., Sr. Sub. Notes:
    43,000   CC        10.375% due 5/15/05                                                 43,000
   147,000   CC        9.375% due 12/1/05 (c)                                             144,979
    46,000   CC        8.875% due 5/15/08                                                  43,470
    65,000   B-      Gray Television Inc., Sr. Sub. Notes, 9.250% due 12/15/11             71,825
    40,000   B+      LIN Television Corp., Sr. Notes, 8.000% due 1/15/08                   43,400
    20,000   Ca*     Pegasus Communications Corp., Sr. Notes, Series B,
                      9.750% due 12/1/06                                                   18,500
    65,000   Ca*     Pegasus Satellite Communications, Inc., Sr. Notes,
                      12.375% due 8/1/06                                                   63,050
                     Sinclair Broadcast Group, Inc.:
    55,000   B         Notes, 8.000% due 3/15/12 (e)                                       58,300
    40,000   B         Sr. Sub. Notes, 8.750% due 12/15/11                                 43,600
   195,000   B+      Vivendi Universal, Sr. Notes, 9.250% due 4/15/10 (c)(e)              219,863
   205,000   B3*     Young Broadcasting Inc., Sr. Sub. Notes, 10.000% due 3/1/11 (a)      222,425
-------------------------------------------------------------------------------------------------
                                                                                        1,318,763
-------------------------------------------------------------------------------------------------
Building/Construction -- 1.8%
    56,000   B-      Atrium Cos., Inc., Sr. Sub. Notes, Series B,
                      10.500% due 5/1/09                                                   59,080
    85,000   BB      Beazer Homes USA, Inc., Sr. Notes, 8.625% due 5/15/11                 93,287
    56,000   B-      Brand Services Inc., Sr. Sub. Notes, 12.000% due 10/15/12 (e)         61,880
    60,000   B       Building Materials Corp. of America, Sr. Notes,
                      8.000% due 12/1/08                                                   54,000
                     D.R. Horton, Inc., Sr. Notes:
     7,000   Ba1*      8.000% due 2/1/09                                                    7,630
   100,000   Ba1*      7.875% due 8/15/11 (c)                                             108,500

                      See Notes to Financial Statements.

    25 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                 PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                            SECURITY                               VALUE
-----------------------------------------------------------------------------------------------------
Building/Construction -- 1.8% (continued)
   130,000        B-      Dayton Superior Corp., Sr. Sub. Notes, 13.000% due 6/15/09 (a) $    111,150
                          Del Webb Corp., Sr. Sub. Debentures:
    70,000        BB+       9.375% due 5/1/09                                                  73,282
    30,000        BB+       10.250% due 2/15/10                                                32,925
    35,000        BB-     JLG Industries Inc., Sr. Notes, 8.250% due 5/1/08 (e)                35,000
                          K. Hovnanian Enterprises, Inc.:
   100,000        BB-       Sr. Notes, 8.000% due 4/1/12 (c)                                  106,000
    30,000        B         Sr. Sub. Notes, 8.875% due 4/1/12 (a)                              31,800
                          KB HOME, Sr. Sub. Notes:
    10,000        BB-       7.750% due 2/1/10                                                  10,550
   160,000        BB-       9.500% due 2/15/11 (c)                                            177,200
    20,000        Baa3*   M.D.C. Holdings, Inc., Sr. Notes, 8.375% due 2/1/08                  20,975
                          Manitowoc Co., Inc., Sr. Sub. Notes:
    15,000/EUR/   B+        10.375% due 5/15/11 (c)                                            17,107
    50,000        B+        10.500% due 8/1/12                                                 54,750
                          Nortek Inc., Series B:
                            Sr. Notes:
    30,000        B+         9.125% due 9/1/07                                                 31,275
    70,000        B+         8.875% due 8/1/08                                                 72,800
    20,000        B-        Sr. Sub. Notes, 9.875% due 6/15/11                                 20,900
                          Owens Corning:
   223,000        D**       Bonds, 7.500% due 8/1/18 (a)(g)                                    60,210
   137,000        D**       Notes, 7.500% due 5/1/05 (a)(g)                                    36,990
                          Ryland Group, Inc.:
    10,000        BB+       Sr. Notes, 9.750% due 9/1/10                                       11,413
   170,000        Ba2*      Sr. Sub. Notes, 8.250% due 4/1/08 (c)                             177,650
                          Schuler Homes Inc.:
    66,000        Ba2*      Notes, 10.500% due 7/15/11 (a)                                     73,920
    50,000        Ba1*      Sr. Notes, 9.000% due 4/15/08                                      52,500
    20,000        Ba3*    Technical Olympic USA, Inc., Sr. Notes, 9.000% due 7/1/10            20,800
                          Terex Corp., Sr. Sub. Notes:
    96,000        B         8.875% due 4/1/08 (c)                                             100,320
    62,000        B         Series B, 10.375% due 4/1/11 (a)                                   69,130
   150,000        NR      Washington Group International, Inc., Sr. Notes,
                           11.000% due 7/1/10 (e)(g)                                            8,250
    60,000        Ba3*    WCI Communities, Inc., Sr. Sub. Notes, 9.125% due 5/1/12             60,900
-----------------------------------------------------------------------------------------------------
                                                                                            1,852,174
-----------------------------------------------------------------------------------------------------
Business Services -- 1.2%
                          Iron Mountain Inc.:
    50,000        B         Sr. Notes, 8.125% due 5/15/08                                      52,500
   305,000        B         Sr. Sub. Notes, 8.625% due 4/1/13 (c)                             334,060

                      See Notes to Financial Statements.

    26 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                 PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                            SECURITY                               VALUE
-----------------------------------------------------------------------------------------------------
Business Services -- 1.2% (continued)
   100,000        D       Key3Media Group, Inc., Sr. Sub. Notes, 11.250% due 6/15/11 (g) $      1,000
    80,000        Ba3*    Lamar Media Corp., Sr. Sub. Notes, 7.250% due 1/1/13 (e)             84,600
                          MDP Acquisitions PLC:
   120,000/EUR/   B         Sr. Notes, 10.125% due 9/30/12 (c)                                144,004
                            Sub. Notes:
     3,299        B          15.500% due 10/1/13 (e)(h)                                         3,761
    42,000        B          15.500% due 10/1/13 (e)(h)(i)                                     45,990
   120,000        Ca*     Outsourcing Solutions Inc., Sr. Sub. Notes, Series B,
                           11.000% due 11/1/06 (g)                                              1,800
                          R. H. Donnelley Financial Corp:
    47,000        B+        Sr. Notes, 8.875% due 12/15/10 (e)                                 52,875
   189,000        B+        Sr. Sub. Notes, 10.875% due 12/15/12 (c)(e)                       219,712
    30,000        B+      Xerox Capital (Europe) PLC, Notes, 5.875% due 5/15/04                30,375
                          Xerox Corp.:
    90,000        B+        Notes, 5.500% due 11/15/03 (a)                                     91,350
                            Sr. Notes:
   100,000        B+         9.750% due 1/15/09 (a)(e)                                        114,000
    35,000/EUR/   B+         9.750% due 1/15/09 (c)                                            41,599
    30,000        B+      Xerox Credit Corp., Notes, 6.100% due 12/16/03                       29,714
-----------------------------------------------------------------------------------------------------
                                                                                            1,247,340
-----------------------------------------------------------------------------------------------------
Cable -- 1.2%
                          Adelphia Communications Corp.:
    60,000        NR        Notes, Series B, 9.875% due 3/1/05 (g)                             29,700
                            Sr. Notes:
     4,000        NR         7.875% due 5/1/09 (a)(g)                                           1,980
    17,000        NR         9.375% due 11/15/09 (g)                                            8,585
   185,000        NR         10.875% due 10/1/10 (g)                                           92,500
                          Charter Communications Holdings LLC/Charter Communications
                            Holdings Capital Corp.:
                             Sr. Discount Notes:
    70,000        Ca*         Step bond to yield 20.693% due 1/15/10                           35,350
     3,000        Ca*         Step bond to yield 11.054% due 5/15/11 (a)                        1,365
                             Sr. Notes:
    20,000        Ca*         8.250% due 4/1/07 (a)                                            13,400
   225,000        Ca*         8.625% due 4/1/09 (a)                                           149,062
    65,000        Ca*         10.750% due 10/1/09                                              43,550
    65,000        Ca*         9.625% due 11/15/09 (a)                                          43,225
    60,000        Ca*         10.250% due 1/15/10                                              39,600
   155,000        Ca*         11.125% due 1/15/11 (c)                                         103,075
    65,000        Ca*         10.000% due 5/15/11 (a)                                          42,900


                      See Notes to Financial Statements.



    27 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                 PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                            SECURITY                                VALUE
------------------------------------------------------------------------------------------------------
Cable -- 1.2% (continued)
    47,000        BB-     CSC Holdings Inc., Sr. Notes, 7.875% due 12/15/07               $     49,702
   235,000        B       DIRECTV Holdings/Finance, Sr. Notes, 8.375% due 3/15/13 (c)(e)       264,375
    60,000        B2*     FrontierVision Operating Partners, L.P., Term Loans, Tranche B,
                           6.275% due 3/31/06 (f)                                               54,375
     8,000        NR      KNOLOGY Holdings, Inc., Sr. Notes, 12.000% due 11/30/09 (e)(h)         6,280
    36,164        B2*     Olympus Cable Holdings, Term Loans, Tranche B,
                           6.250% due 9/30/10 (f)                                               30,450
                          Rogers Cablesystems Ltd.:
   100,000        BBB-      Sr. Secured Second Priority Notes, Series B,
                             10.000% due 3/15/05 (c)                                           107,750
    20,000        BB-       Sr. Sub. Debentures, 11.000% due 12/1/15                            22,650
                          Telewest Communications PLC:
    20,000        Ca*       Sr. Debentures, 9.625% due 10/1/06 (a)(g)                            4,700
   290,000        Ca*       Sr. Discount Debentures, 11.000% due 10/1/07 (g)                    68,150
------------------------------------------------------------------------------------------------------
                                                                                             1,212,724
------------------------------------------------------------------------------------------------------
Chemicals -- 3.3%
   150,000        B+      Acetex Corp., Sr. Notes, 10.875% due 8/1/09 (c)                      165,750
    10,000        Ba2*    Airgas, Inc., Sr. Sub. Notes 9.125% due 10/1/11                       11,200
    40,000        B       Applied Extrusion Technologies, Inc., Sr. Notes, Series B,
                           10.750% due 7/1/11 (a)                                               29,800
   120,000        B-      Avecia Group PLC, Sr. Notes, 11.000% due 7/1/09 (c)                  109,800
   120,000        A-      Dow Chemical Co., Sr. Notes, 5.750% due 11/15/09 (c)                 127,882
                          Equistar Chemicals, L.P./Equistar Funding Corp.:
                            Notes:
    25,000        BB         6.500% due 2/15/06                                                 24,018
    26,000        BB         8.375% due 2/15/09                                                 25,774
   193,000        BB        Sr. Notes, 10.125% due 9/1/08 (a)                                  203,615
   308,000        Ba2*    Hercules Inc., Sr. Notes, 11.125% due 11/15/07 (c)                   349,580
   170,000        B-      HMP Equity Holdings Corp., Sr. Secured Discount Notes,
                           zero coupon due 5/15/08 (e)(i)                                       80,639
                          Huntsman Corp., Term Loan:
    49,684        B+        Tranche A, 5.879% due 3/31/07 (f)                                   46,703
    23,834        B+        Tranche B, 7.875% due 3/31/07 (f)                                   22,404
                          Huntsman ICI Chemicals LLC:
   235,000        B-        Sr. Discount Notes, zero coupon due 12/31/09                        92,825
   195,000        B-        Sr. Sub. Notes, 10.125% due 7/1/09 (a)                             201,825
    55,000/EUR/   B       Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09        60,266

                      See Notes to Financial Statements.

    28 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                  PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                             SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
Chemicals -- 3.3% (continued)
                          IMC Global Inc.:
    10,000        Ba3*      Notes, 6.550% due 1/15/05                                       $     10,150
                            Sr. Notes, Series B:
   140,000        BB         10.875% due 6/1/08 (c)                                              160,300
    60,000        BB         11.250% due 6/1/11                                                   68,400
   205,000        BB-     ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11 (c)      224,475
    30,000        B+      ISP Holdings, Inc., Sr. Secured Notes, Series B,
                           10.625% due 12/15/09                                                   30,900
                          Lyondell Chemical Co.:
    20,000        BB        Secured Notes, 11.125% due 7/15/12                                    21,700
   186,000        BB        Sr. Secured Notes, Series A, 9.625% due 5/1/07 (c)                   192,510
   120,000        B+        Sr. Sub. Notes, 10.875% due 5/1/09 (a)                               121,200
    40,000/EUR/   B+      Messer Griesheim Holding, AG, Sr. Notes, 10.375% due 6/1/11 (c)         50,091
                          Millennium America, Inc.:
                            Sr. Notes:
    15,000        BB+        7.000% due 11/15/06                                                  15,300
    30,000        BB+        9.250% due 6/15/08 (e)                                               33,150
   170,000        BB+       Sr. Sub. Notes, 9.250% due 6/15/08 (c)                               187,850
    80,000        B       Noveon, Inc., Sr. Sub. Notes, Series B, 11.000% due 2/28/11             90,800
    70,000        NR      Noveon International Inc., Sr. Sub. Notes,
                           13.000% due 8/31/11 (e)(h)                                             71,400
    99,000        B-      OM Group, Inc., Notes, 9.250% due 12/15/11                              85,140
    45,540        NR      PCI Chemicals Canada, Inc., Sr. Secured Notes,
                           10.000% due 12/31/08 (a)                                               38,026
    61,847        NR      Pioneer Cos., Inc., Sr. Secured Notes, 4.790% due 12/31/06 (f)          49,168
    45,000        B+      Resolution Performance Products LLC/RPP Capital, Sr. Secured
                           Second Priority Notes, 9.500% due 4/15/10 (e)                          48,375
    60,000        B       Salt Holdings Corp., Inc., Sr. Notes, step bond to yield
                           12.191% due 12/15/12 (e)                                               39,900
    90,000        B+      Scotts Co., Sr. Sub. Notes, 8.625% due 1/15/09                          95,850
   110,000        Ba3*    Solutia Inc., Notes, 11.250% due 7/15/09                                84,150
    25,566        NR      Sterling Chemicals Inc., Sr. Secured Notes,
                           10.000% due 12/19/07                                                   23,137
    40,000        CCC+    Texas Petrochemical Corp., Sr. Sub. Notes, 11.125% due 7/1/06           23,000
--------------------------------------------------------------------------------------------------------
                                                                                               3,317,053
--------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    29 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30,2003

                            PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                       SECURITY                           VALUE
---------------------------------------------------------------------------------------------
Consumer Products and Services -- 2.0%
                          Alderwoods Group, Inc.:
   270,500        NR        Sr. Notes, 12.250% due 1/2/09 (c)                   $    279,968
     2,400        NR        Sr. Secured Notes, 11.000% due 1/2/07                      2,436
   101,000        B2*     Armkel, LLC/Armkel Finance, Inc., Sr. Sub. Notes,
                           9.500% due 8/15/09 (c)                                    113,625
                          Coinmach Corp.:
   112,000        B         Sr. Notes, 9.000% due 2/1/10 (c)                         119,840
    37,240        NR        Term Loans, Tranche B, 4.309% due 7/25/09 (f)             37,272
                          Derby Cycle Corp., Sr. Notes:
   187,046/EUR/   NR        9.375% due 5/15/08 (g)                                     4,812
   150,350        NR        10.000% due 5/15/08 (g)                                    3,007
                          Elizabeth Arden, Inc., Sr. Notes:
    45,000        CCC+      Series B, 10.375% due 5/15/07 (a)                         46,350
    30,000        CCC+      Series D, 10.375% due 5/15/07                             30,000
   141,000        B-      ICON Health & Fitness, Inc., Sr. Sub. Notes,
                           11.250% due 4/1/12 (c)                                    147,345
   130,000        B       Jostens, Inc., Sr. Sub. Notes, 12.750% due 5/1/10 (c)      156,000
   109,000        B       Playtex Products, Inc., Sr. Sub. Notes,
                           9.375% due 6/1/11 (c)                                     118,810
                          Revlon Consumer Products Corp., Sr. Notes:
    65,000        Ca*       8.125% due 2/1/06                                         40,950
    68,000        Ca*       9.000% due 11/1/06                                        42,840
   160,000        B       Royster-Clark, Inc., Secured First Mortgage Notes,
                           10.250% due 4/1/09 (c)                                    124,000
    82,000        BB      Russell Corp., Sr. Notes, 9.250% due 5/1/10                 89,380
   256,000        B-      Sealy Mattress Co., Sr. Sub. Notes, Series B,
                           9.875% due 12/15/07 (a)                                   264,960
                          Service Corp. International:
    30,000        BB-       Debentures, 7.875% due 2/1/13                             30,150
                            Notes:
   172,000        BB-        6.000% due 12/15/05 (c)                                 173,720
    10,000        BB-        7.200 % due 6/1/06                                       10,050
     5,000        BB-        6.875% due 10/1/07                                        4,975
    19,000        BB-        6.500% due 3/15/08                                       18,620
    59,000        BB-        7.700% due 4/15/09                                       60,095
   130,000        B+      Stewart Enterprises Inc., Sr. Sub. Notes,
                           10.750% due 7/1/08 (c)                                    145,275
--------------------------------------------------------------------------------------------
                                                                                   2,064,480
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    30 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                             PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+   RATING(d)                          SECURITY                              VALUE
---------------------------------------------------------------------------------------------
Electronics -- 0.4%
                     Amkor Technology, Inc.:
    20,000   B3*       Convertible Sub. Notes, 5.750% due 6/1/06 (a)             $     17,775
   100,000   B1*       Sr. Notes, 9.250% due 5/1/06 (a)                               105,000
   125,000   B+      FIMEP S.A., Sr. Notes, 10.500% due 2/15/13 (c)(e)                135,625
    20,000   Ba3*    Moog Inc., Sr. Sub. Notes, Series B, 10.000% due 5/1/06           20,100
    80,000   CCC+    ON Semiconductor Corp., Sr. Secured Notes,
                      13.000% due 5/15/08 (a)(e)                                       76,400
   110,000   CCC+    SCG Holding Corp./Semiconductor Components Industries, LLC,
                      Sr. Sub. Notes, 12.000% due 8/1/09 (a)                           80,850
---------------------------------------------------------------------------------------------
                                                                                      435,750
---------------------------------------------------------------------------------------------
Energy -- 4.7%
    25,000   CCC-    Belden & Blake Corp., Sr. Sub. Notes, Series B,
                      9.875% due 6/15/07                                               23,375
   120,000   Ba3*    Belco Oil & Gas Corp., Sr. Sub. Notes, Series B,
                      8.875% due 9/15/07 (c)                                          126,000
                     Chesapeake Energy Corp., Sr. Notes:
   155,000   B+        8.125% due 4/1/11 (c)                                          168,175
     1,000   B+        9.000% due 8/15/12                                               1,120
    45,000   B+        7.500% due 9/15/13 (e)                                          48,038
     6,000   B+        Series B, 8.500% due 3/15/12                                     6,390
     5,000   B       Compton Petroleum Corp., Sr. Notes, 9.900% due 5/15/09             5,475
   140,000   B2*     Comstock Resources, Inc., Sr. Notes, 11.250% due 5/1/07 (c)      151,200
                     Dynegy Holdings, Inc.:
   111,000   CCC+      Notes, 6.750% due 12/15/05 (a)                                 106,005
    43,000   CCC+      Sr. Notes, 6.875% due 4/1/11                                    36,765
                     El Paso Corp.:
    15,000   B         Notes, 7.875% due 6/15/12 (a)(e)                                13,350
                       Sr. Notes:
    20,000   B          6.750% due 5/15/09 (a)                                         17,500
    30,000   B          7.000% due 5/15/11 (a)                                         26,250
   100,000   BB-     El Paso Energy Partners, L.P., Sr. Sub. Notes, Series B,
                      8.500% due 6/1/11 (a)                                           108,250
    70,000   B       Encore Acquisition Co., Sr. Notes, 8.375% due 6/15/12             74,900
                     Forest Oil Corp., Sr. Notes:
   120,000   BB        8.000% due 6/15/08 (c)                                         127,800
    50,000   BB        8.000% due 12/15/11                                             53,500
    20,000   BB        7.750% due 5/1/14                                               20,900

                      See Notes to Financial Statements.

    31 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+    RATING(d)                              SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
Energy -- 4.7% (continued)
    25,000    BB-     Leviathan Gas Pipe Line Partners, L.P./Leviathan Finance Corp.,
                       Sr. Sub. Notes, Series B, 10.375% due 6/1/09                      $     27,125
    30,000    B+      Magnum Hunter Resources, Inc., Notes, 9.600% due 3/15/12                 32,550
    80,000    Caa3*   Mission Resources Corp., Sr. Sub. Notes, Series C,
                       10.875% due 4/1/07 (a)                                                  38,800
   120,000    BB+     Newfield Exploration Co., Sr. Notes, 7.625% due 3/1/11 (c)              129,855
    40,000    B+      Northwest Pipeline Corp., Sr. Notes, 8.125% due 3/1/10 (e)               43,800
    85,000    CCC+    Northwestern Corp., Notes, 8.750% due 3/15/12                            66,725
    95,000    B+      Parker Drilling Co., Sr. Notes, Series B, 10.125% due 11/15/09 (c)      101,887
    73,000    B+      Peabody Energy Co., Sr. Sub. Notes, Series B,
                       9.625% due 5/15/08                                                      76,741
    90,000    Baa1*   Pemex Project Funding Master Trust, Bonds,
                       8.625% due 2/1/22 (c)(e)                                               100,125
                      Petronas Capital Ltd., Notes:
   135,000    BBB+      7.000% due 5/22/12 (c)(e)                                             149,378
   150,000    BBB+      7.875% due 5/22/22 (c)                                                164,834
   285,000    BBB+      7.875% due 5/22/22 (c)(e)                                             314,837
                      Pioneer Natural Resources Co., Sr. Notes:
    17,000    BB+       6.500% due 1/15/08                                                     18,492
   370,000    BB+       9.625% due 4/1/10 (c)                                                 455,769
    57,000    BB+     Plains All American Pipeline L.P./PAA Finance Corp., Sr. Notes,
                       7.750% due 10/15/12                                                     62,415
    90,000    B       Plains Exploration & Production Co., Sr. Sub. Notes,
                       8.750% due 7/1/12                                                       96,750
    70,000    BB      Pogo Producing Co., Sr. Sub. Notes, Series B,
                       8.250% due 4/15/11                                                      76,300
   140,000    BB      Pride International, Inc., Sr. Notes, 9.375% due 5/1/07 (a)             146,300
    60,000    NR      Seven Seas Petroleum Inc., Sr. Notes, Series B,
                       12.500% due 5/15/05                                                      1,200
   105,000    B       Star Gas Partners, L.P./Star Gas Finance Co., Sr. Notes,
                       10.250% due 2/15/13 (c)(e)                                             107,363
                      Stone Energy Corp., Sr. Sub. Notes:
    50,000    B+        8.750% due 9/15/07                                                     51,938
    80,000    B+        8.250% due 12/15/11                                                    83,800
    70,000    B       Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12                      73,500
    50,000    BB      Tesoro Petroleum Corp., Secured Notes, 8.000% due 4/15/08 (e)            52,000
   180,000    BB      Tiverton Power Associates L.P./Rumford Power Associates L.P.,
                        Pass-Through Certificates, 9.000% due 7/15/18 (c)(e)                  144,000

                      See Notes to Financial Statements.

    32 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                           SECURITY                               VALUE
----------------------------------------------------------------------------------------------------
Energy -- 4.7% (continued)
                          Vintage Petroleum, Inc.:
    80,000        BB-       Sr. Notes, 8.250% due 5/1/12                                $     85,800
                            Sr. Sub. Notes:
   110,000        B1*        9.750% due 6/30/09 (c)                                          118,250
    20,000        B1*        7.875% due 5/15/11                                               20,625
   110,000        Ba2*    Westar Energy Inc., Sr. Notes, 7.125% due 8/1/09 (c)               111,513
                          Westport Resources Corp., Sr. Sub. Notes:
   115,000        Ba3*      8.250% due 11/1/11 (c)                                           125,925
    55,000        Ba3*      8.250% due 11/1/11 (e)                                            60,225
                          The Williams Cos. Inc., Notes:
   100,000        B         9.250% due 3/15/04                                               101,250
    95,000        B         6.500% due 8/1/06 (a)                                             91,675
    50,000        B         6.500% due 12/1/08                                                46,750
    40,000        B         Series A, 6.375% due 1/15/06                                      38,800
    80,000        NR      XCL Ltd., Sr. Secured Discount Notes,
                           13.500% due 5/1/04 (e)(g)(i)                                       24,400
                          XTO Energy, Inc., Sr. Notes:
    80,000        BB        7.500% due 4/15/12                                                88,400
    60,000        BB        6.250% due 4/15/13 (e)                                            62,850
----------------------------------------------------------------------------------------------------
                                                                                           4,707,940
----------------------------------------------------------------------------------------------------
Entertainment -- 1.0%
    80,000        CCC+    AMC Entertainment Inc., Sr. Sub. Notes, 9.875% due 2/1/12 (a)       84,400
    65,000        BBB-    Capitol Records, Inc., Notes, 8.375% due 8/15/09 (e)                60,441
                          Cinemark USA Inc., Sr. Sub. Notes:
    90,000        B-        9.000% due 2/1/13 (e)                                             97,487
   150,000        B-        Series B, 9.625% due 8/1/08                                      152,812
    20,000/GBP/   BBB-    EMI Group PLC, Notes, 8.250% due 5/20/08                            30,561
                          Pinnacle Entertainment, Sr. Sub. Notes, Series B:
    79,000        CCC+      9.250% due 2/15/07                                                77,815
    32,000        CCC+      9.500% due 8/1/07                                                 31,520
    70,000        B       Regal Cinemas, Inc., Sr. Sub. Notes, Series B,
                           9.375% due 2/1/12 (a)                                              77,350
                          Six Flags Inc., Sr. Notes:
   120,000        B         9.750% due 6/15/07 (c)                                           125,100
   198,000        B         9.500% due 2/1/09 (a)                                            202,950
    44,000        B         8.875% due 2/1/10                                                 44,220
    38,000        B         9.750% due 4/15/13 (e)                                            39,805
----------------------------------------------------------------------------------------------------
                                                                                           1,024,461
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    33 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                  PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+   RATING(d)                               SECURITY                                   VALUE
-------------------------------------------------------------------------------------------------------
Environmental Services -- 1.1%
                     Allied Waste Industries, Inc.:
   370,000   BB-       Debentures, 7.400% due 9/15/35 (c)                                  $    345,950
    40,000   BB-       Sr. Notes, 6.375% due 1/15/08                                             39,400
                     Allied Waste North America, Inc.:
                       Sr. Notes:
   223,000   BB-        9.250% due 9/1/12 (c)(e)                                                245,300
    42,000   BB-        Series B, 8.875% due 4/1/08                                              45,570
                       Sr. Sub. Notes, Series B:
   166,000   BB-        8.500% due 12/1/08 (c)                                                  180,110
   121,000   B+         10.000% due 8/1/09 (a)                                                  129,924
    83,000   B-      IESI Corp., Sr. Sub. Notes, 10.250% due 6/15/12 (e)                         86,320
-------------------------------------------------------------------------------------------------------
                                                                                              1,072,574
-------------------------------------------------------------------------------------------------------
Financial Services -- 1.5%
     4,000   NR      ACME Intermediate Holdings, LLC/ACME Intermediate
                      Finance, Inc., 12.000% due 9/30/05                                          4,110
   150,000   NR      Amresco Inc., Sr. Sub. Notes, Series 97-A,
                      10.000% due 3/15/04 (g)                                                    11,100
    50,000   B+      Bluewater Finance Ltd., Sr. Notes, 10.250% due 2/15/12 (e)                  51,500
   200,000   Ba3*    Chevy Chase Savings Bank, Sub. Debentures,
                      9.250% due 12/1/05 (c)                                                    202,000
                     Conseco, Inc., Sr. Notes:
    80,000   Ca*       8.750% due 8/9/06 (e)(g)                                                  21,600
    40,000   Ca*       10.750% due 6/15/09 (e)(g)                                                10,800
   381,000   NR      Finova Group, Inc., Notes, 7.500% due 11/15/09 (c)                         154,305
    35,000   B       Gemstone Investors Ltd., Sr. Notes,
                      7.710% due 10/31/04 (e)                                                    33,862
    58,000   NR      Imperial Credit Industries, Inc., Sr. Secured Notes,
                      12.000% due 6/30/05 (g)                                                       870
                     iStar Financial Inc., Sr. Notes:
    60,000   BB+       7.000% due 3/15/08                                                        62,007
   145,000   BB+       8.750% due 8/15/08 (c)                                                   159,500
   154,000   Ca*     Nationwide Credit, Inc., Sr. Notes, Series A, 10.250% due 1/15/08 (g)        1,925
   314,000   D**     Reliance Group Holdings, Inc., Sr. Notes,
                      9.000% due 11/15/49 (g)                                                     3,140
   145,000   B-      Resource America Inc., Sr. Notes, 12.000% due 8/1/04 (c)                   146,450
   430,000   BBB-    Sovereign Bancorp, Inc., Sr. Notes, 10.500% due 11/15/06 (c)               522,450
    90,000   BB-     Western Financial Bank, Sub. Debentures, 9.625% due 5/15/12                 93,150
-------------------------------------------------------------------------------------------------------
                                                                                              1,478,769
-------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    34 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                               PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+   RATING(d)                            SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Food and Beverage -- 1.2%
    56,814   NR      Archibald Candy Corp., Notes, 10.000% due 11/1/07 (h)           $     38,633
   135,000   CC      Aurora Foods Inc., Sr. Sub. Notes, Series D,
                      9.875% due 2/15/07                                                   61,425
                     Constellation Brands Inc., Sr. Sub. Notes:
    30,000   Ba3*      8.500% due 3/1/09                                                   31,800
    50,000   Ba3*      Series B, 8.125% due 1/15/12 (a)                                    53,312
    30,000   BB-     Dean Foods Co., Sr. Notes, 6.625% due 5/15/09                         30,946
                     Del Monte Corp., Sr. Sub. Notes:
    80,000   B         8.625% due 12/15/12 (e)                                             86,500
    40,000   B         Series B, 9.250% due 5/15/11                                        43,450
   120,000   B-      Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07 (c)           114,600
    60,000   B+      Dole Foods Co., Sr. Notes, 8.875% due 3/15/11 (e)                     65,550
    10,000   CCC+    Eagle Family Foods, Inc., Sr. Sub. Notes, Series B,
                      8.750% due 1/15/08                                                    6,750
                     Fleming Cos., Inc., Sr. Notes:
   122,000   Caa3*     10.125% due 4/1/08 (a)                                              17,995
    59,000   Caa3*     9.250% due 6/15/10                                                   8,703
    86,000   B+      Land O' Lakes, Inc., Sr. Notes, 8.750% due 11/15/11                   55,470
   120,000   B-      Premier International Foods PLC, Sr. Notes,
                      12.000% due 9/1/09 (c)                                              132,600
   210,000   BB      Premium Standard Farms, Inc., Sr. Notes,
                      9.250% due 6/15/11 (a)                                              185,850
   141,000   Caa2*   RAB Enterprises, Inc., Sr. Notes, 10.500% due 5/1/05                  57,105
    91,194   BB+     Suiza Foods Corp., Term Loans, Tranche B,
                      3.540% due 7/15/08 (f)                                               91,101
    40,000   B       TravelCenters of America Inc., Sr. Sub. Notes,
                      12.750% due 5/1/09                                                   43,400
   180,000   NR      Vlasic Foods International Inc., Sr. Sub. Notes, Series B,
                      10.250% due 7/1/09 (g)                                               44,100
-------------------------------------------------------------------------------------------------
                                                                                        1,169,290
-------------------------------------------------------------------------------------------------
Healthcare -- 2.8%
   130,000   B-      ALARIS Medical, Inc., Sr. Discount Notes, step bond to yield
                      24.190% due 8/1/08 (c)                                              135,850
   129,000   B+      ALARIS Medical Systems, Inc., Sr. Secured Notes, Series B,
                      11.625% due 12/1/06 (c)                                             151,575
   114,000   B-      Alliance Imaging, Inc., Sr. Sub. Notes, 10.375% due 4/15/11 (a)      107,730
    63,000   BB      AmeriSourceBergen Corp., Sr. Notes, 7.250% due 11/15/12 (e)           67,095

                      See Notes to Financial Statements.

    35 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                 PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------------
Healthcare -- 2.8% (continued)
    70,000        B       Bio-Rad Laboratories, Inc., Sr. Sub. Notes,
                           11.625% due 2/15/07                                           $     78,050
   150,000        BB-     Biovail Corp., Sr. Sub. Notes, 7.875% due 4/1/10 (c)                159,750
    20,000        BB      Caremark Rx, Inc., Sr. Notes, 7.375% due 10/1/06                     20,800
   100,000        B       DaVita Inc., Convertible Sub. Notes, 7.000% due 5/15/09 (c)         102,625
    80,000        B2*     Extendicare Health Services Inc., Sr. Notes, 9.500% due 7/1/10       79,600
     5,148        B1*     Genesis Health Ventures Inc., Sr. Secured Notes,
                           6.290% due 4/2/07 (a)(f)                                             4,968
                          Hanger Orthopedic Group, Inc., Sr. Notes:
   105,000        B         10.375% due 2/15/09 (c)                                           114,975
    25,000        B-        11.250% due 6/15/09                                                27,000
                          HCA Inc.:
                            Debentures:
    10,000        BBB-       7.190% due 11/15/15                                               10,669
    50,000        BBB-       8.360% due 4/15/24                                                55,827
                            Notes:
    60,000        BBB-       7.250% due 5/20/08                                                66,428
    50,000        BBB-       7.690% due 6/15/25                                                52,656
                          HEALTHSOUTH Corp.:
   130,000        D         Convertible Sub. Debentures, 3.250% due 4/1/03 (g)                 35,750
   106,000        Caa2*     Notes, 7.625% due 6/1/12 (a)(g)                                    68,105
                            Sr. Notes:
    67,000        Caa2*      8.500% due 2/1/08 (a)(g)                                          43,047
    37,000        Caa2*      8.375% due 10/1/11 (a)(g)                                         23,772
    40,000        C*        Sr. Sub. Notes, 10.750% due 10/1/08 (g)                            10,800
    60,000        B3*     IASIS Healthcare Corp., Sr. Sub. Notes, 13.000% due 10/15/09         67,200
   260,000        NR      Integrated Health Services, Inc., Sr. Sub. Notes, Series A,
                           9.500% due 9/15/07 (g)                                               7,475
   175,000        B-      Kinetic Concepts Inc., Sr. Sub. Notes, Series B,
                           9.625% due 11/1/07 (c)                                             183,312
                          Magellan Health Services, Inc.:
    43,000        Caa3*     Sr. Notes, 9.375% due 11/15/07 (e)(g)                              38,915
   234,000        C*        Sr. Sub. Notes, 9.000% due 2/15/08 (a)(g)                          63,180
   110,000        NR      Mediq Inc., Sr. Discount Debentures, step bond to yield
                           14.868% due 6/1/09 (g)                                                  11
   136,000        B-      Medquest Inc., Sr. Sub. Notes, 11.875% due 8/15/12 (c)(e)           126,480
   330,000        NR      Multicare Cos., Inc., Sr. Sub. Notes, 9.000% due 8/1/07 (g)           6,600
   55,000 /EUR/   B-      Nyco Holdings 2 APS, Sr. Notes, 11.500% due 3/31/13 (e)              62,418
   100,000        BB+     Omnicare, Inc., Sr. Sub. Notes, Series B,
                           8.125% due 3/15/11 (c)                                             109,500
   197,000        B+      PacifiCare Health System, Sr. Notes, 10.750% due 6/1/09 (c)         219,163

                      See Notes to Financial Statements.

    36 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                               PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+   RATING(d)                             SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Healthcare -- 2.8% (continued)
   121,000   B-      Province Healthcare Co., Convertible Sub. Notes,
                      4.500% due 11/20/05 (c)                                         $    116,160
                     Triad Hospitals, Inc., Series B:
     1,000   B1*       Sr. Notes, 8.750% due 5/1/09                                          1,093
   330,000   B2*       Sr. Sub. Notes, 11.000% due 5/15/09 (a)                             367,950
    40,000   BB-     Ventas Realty L.P./Ventas Capital Corp., Sr. Notes,
                      9.000% due 5/1/12                                                     43,100
--------------------------------------------------------------------------------------------------
                                                                                         2,829,629
--------------------------------------------------------------------------------------------------
Hotel/Casino -- 4.3%
    90,000   NR      Aladdin Gaming Holdings, LLC/Aladdin Capital Corp., Sr. Discount
                      Notes, Series B, 13.500% due 3/1/10 (g)                                  900
    70,000   B       Ameristar Casinos, Inc., Sr. Sub. Notes,
                      10.750% due 2/15/09 (a)                                               78,750
                     Argosy Gaming Co.:
   120,000   B+        Sr. Notes, 10.750% due 6/1/09 (c)                                   133,200
    10,000   B+        Sr. Sub. Notes, 9.000% due 9/1/11                                    10,800
   130,000   B+      Boyd Gaming Corp., Sr. Sub. Notes, 8.750% due 4/15/12 (c)             140,725
    50,000   BB-     Chumash Casino & Resort Enterprise, Sr. Notes,
                      9.000% due 7/15/10 (e)                                                53,750
   170,000   Ba3*    FelCor Lodging L.P., Sr. Notes, 9.500% due 9/15/08 (c)                170,000
                     Herbst Gaming, Inc., Sr. Secured Notes:
    30,000   B         10.750% due 9/1/08 (e)                                               33,075
   123,000   B         Series B, 10.750% due 9/1/08 (c)                                    135,607
                     HMH Properties, Inc.:
    36,000   Ba3*      Sr. Notes, Series C, 8.450% due 12/1/08                              37,080
   558,000   Ba3*      Sr. Secured Notes, Series B, 7.875% due 8/1/08 (c)                  566,370
   123,000   BBB-    Hilton Hotels Corp., Sr. Notes, 7.625% due 12/1/12 (c)                131,264
   175,000   B+      Hollywood Casino Corp., Sr. Secured Notes,
                      11.250% due 5/1/07 (c)                                               187,250
   170,000   B+      Horseshoe Gaming Holding Corp., Sr. Sub. Notes, Series B,
                      8.625% due 5/15/09 (c)                                               181,475
   160,000   BBB-    International Game Technology, Sr. Notes,
                      8.375% due 5/15/09 (c)                                               191,172
   100,000   B       John Q. Hammons Hotels Inc., First Mortgage Notes, Series B,
                      8.875% due 5/15/12 (c)                                               104,000
   145,000   B       Majestic Investor Holdings LLC/Majestic Investor Capital Corp.,
                      Sr. Secured Notes, 11.653% due 11/30/07 (c)                          142,825
    10,000   BB+     Mandalay Resort Group, Sr. Notes, 9.500% due 8/1/08                    11,125
                     MGM MIRAGE:
    80,000   BBB-      Notes, 6.750% due 2/1/08 (a)                                         83,200
   140,000   BBB-      Sr. Notes, 8.500% due 9/15/10 (c)                                   157,500

                      See Notes to Financial Statements.

    37 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                  PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                             SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
Hotel/Casino -- 4.3% (continued)
                          Mohegan Tribal Gaming Authority:
    75,000        BB        Sr. Notes, 8.125% due 1/1/06                                    $     80,062
                            Sr. Sub. Notes:
   120,000        BB-        8.750% due 1/1/09 (c)                                               128,100
    50,000        BB-        8.375% due 7/1/11                                                    53,500
                          Park Place Entertainment Corp.:
                            Sr. Notes:
   210,000        BBB-       7.500% due 9/1/09 (c)                                               224,175
    50,000        BBB-       7.000% due 4/15/13 (e)                                               51,500
                            Sr. Sub Notes:
    37,000        BB+        8.875% due 9/15/08 (a)                                               40,053
    15,000        BB+        8.125% due 5/15/11                                                   15,938
                          Penn National Gaming Inc.:
   165,000        B-        Sr. Notes, 8.875% due 3/15/10 (a)                                    173,663
    55,000        B-        Sr. Sub. Notes, Series B, 11.125% due 3/1/08                          60,912
    70,000        B       Resorts International Hotel & Casino, Inc., Sr. Notes,
                           11.500% due 3/15/09 (a)                                                65,450
    90,000        B+      RFS Partnership L.P., Notes, 9.750% due 3/1/12                          94,500
    65,000        B+      Riviera Holdings Corp., Notes, 11.000% due 6/15/10                      61,425
   120,000        BBB-    Starwood Hotels & Resorts Worldwide, Inc., Notes,
                           6.750% due 11/15/05 (c)                                               124,286
   139,000        BB-     Station Casinos, Inc., Sr. Notes, 8.375% due 2/15/08 (c)               149,773
    70,000        B3*     Trump Atlantic City Associates/Trump Atlantic City Funding, Inc.,
                           Secured First Mortgage Notes, 11.250% due 5/1/06                       56,000
   215,000        B-      Trump Holdings and Funding, First Mortgage Notes,
                           11.625% due 3/15/10 (c)(e)                                            206,938
   180,000        B-      Venetian Casino Resort LLC/Las Vegas Sands, Inc., Notes,
                           11.000% due 6/15/10 (c)                                               198,450
    15,000        B+      Wheeling Island Gaming, Notes, 10.125% due 12/15/09                     15,225
--------------------------------------------------------------------------------------------------------
                                                                                               4,350,018
--------------------------------------------------------------------------------------------------------
Industrial Goods and Services -- 0.6%
    95,000        Caa2*   Better Minerals & Aggregates Co., Sr. Sub. Notes,
                           13.000% due 9/15/09                                                    65,075
    96,000        B       Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10 (a)               108,960
    20,000/EUR/   B       Flowserve Finance B.V., Sr. Sub. Notes, 12.250% due 8/15/10             25,045
    71,000        B-      Jordan Industries, Inc., Sr. Notes, Series D, 10.375% due 8/1/07        26,980

                      See Notes to Financial Statements.

    38 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                   PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                              SECURITY                                  VALUE
-------------------------------------------------------------------------------------------------------------
Industrial Goods and Services -- 0.6% (continued)
   205,000        B       North Atlantic Trading Co., Inc., Sr. Notes, Series B,
                           11.000% due 6/15/04 (c)                                            $    205,769
    70,000        Ca*     Polaroid Corp., Sr. Notes, 11.500% due 2/15/06 (g)                         4,550
   100,000        B       Trico Marine Services, Inc., Sr. Notes, 8.875% due 5/15/12 (a)            88,000
   100,000        B       Ucar Finance Inc., Notes, 10.250% due 2/15/12                             94,000
----------------------------------------------------------------------------------------------------------
                                                                                                   618,379
----------------------------------------------------------------------------------------------------------
Manufacturing -- 1.6%
    35,000        NR      Advanced Glassfiber Yarns/AGY Capital Corp., Sr. Sub. Notes,
                           9.875% due 1/15/09 (a)(g)                                                 1,925
                          Blount Inc.:
   120,000        Caa1*     Sr. Notes, 7.000% due 6/15/05 (c)                                      108,600
   201,000        CCC       Sr. Sub. Notes, 13.000% due 8/1/09                                     144,720
    26,000        B-      Dade Behring Inc., Sr. Sub. Notes, 11.910% due 10/3/10                    29,510
   140,000        B       Dresser Inc., Sr. Sub. Notes, 9.375% due 4/15/11 (c)                     144,900
    90,000        CCC     High Voltage Engineering Corp., Sr. Notes,
                           10.750% due 8/15/04                                                      23,850
                          Invensys PLC:
    25,000/EUR/   BB+       Medium-Term Notes, Series E, 5.500% due 4/1/05                          24,598
    15,000        BB+       Sr. Notes, 6.500% due 1/15/10 (e)                                       11,868
                          Lousiana Pacific Corp.:
    10,000        Ba1*      Sr. Notes, 8.875% due 8/15/10                                           11,267
    50,000        Ba2*      Sr. Sub. Notes, 10.875% due 11/15/08                                    56,250
   130,000        B-      Roller Bearing Co. of America, Inc., Sr. Notes,
                           Series B, 9.625% due 6/15/07 (c)                                        109,850
   280,000        CCC     Samsonite Corp., Sr. Sub. Notes, 10.750% due 6/15/08 (c)                 266,000
   175,000        B-      Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10 (c)      171,938
    40,000        CCC+    Tenneco Automotive Inc., Sr. Sub. Notes, Series B,
                           11.625% due 10/15/09 (a)                                                 35,600
                          Tyco International Group, S.A.:
                            Notes:
    31,000        BBB-       6.375% due 6/15/05 (a)                                                 31,465
   137,000        BBB-       6.375% due 10/15/11 (c)                                               135,630
                            Sr. Notes:
   292,000        BBB-       6.375% due 2/15/06 (a)                                                294,920
    25,000        BBB-       6.750% due 2/15/11                                                     25,125
----------------------------------------------------------------------------------------------------------
                                                                                                 1,628,016
----------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    39 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                               PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+      RATING(d)                            SECURITY                                VALUE
----------------------------------------------------------------------------------------------------
Metals/Mining -- 1.0%
   163,000      BB      AK Steel Corp., Sr. Notes, 7.875% due 2/15/09 (a)               $    145,478
    90,000      B       Compass Minerals Group, Inc., Sr. Sub. Notes,
                         10.000% due 8/15/11                                                 100,350
   165,400      NR      Doe Run Resources Corp., Notes, Series AI,
                         11.750% due 11/1/08 (e)(h)                                           60,223
   113,000      B-      Earle M. Jorgensen Co., Secured Notes, 9.750% due 6/1/12 (a)         119,215
    15,000      CCC+    Haynes International, Inc., Sr. Notes, 11.625% due 9/1/04              7,275
                        Kaiser Aluminum & Chemical Corp.:
    20,000      NR        Sr. Notes, Series B, 10.875% due 10/15/06 (g)                       12,700
   300,000      NR        Sr. Sub. Notes, 12.750% due 2/1/49 (g)                              12,000
    78,000      B+      Oregon Steel Mills, Inc., Notes, 10.000% due 7/15/09 (a)              74,490
   114,000      BBB-    Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11 (c)                 128,873
   155,000      B       Steel Dynamics, Inc., Sr. Notes, 9.500% due 3/15/09 (a)              168,950
                        Trimas Corp., Sr. Sub. Notes:
    45,000      B         9.875% due 6/15/12                                                  46,575
    39,000      B         9.875% due 6/15/12 (e)                                              40,365
    90,000      CCC+    WCI Steel Inc., Sr. Secured Notes, Series B,
                         10.000% due 12/1/04                                                  28,350
    11,000      CCC-    Weirton Steel Corp., Sr. Notes, 10.000% due 4/1/08                     1,155
    70,000      NR      Wheeling-Pittsburgh Corp., Sr. Notes, 9.250% due 11/15/07 (g)            700
    90,000      CCC     WHX Corp., Sr. Notes, 10.500% due 4/15/05                             72,450
-------------------------------------------------------------------------------------------------
                                                                                           1,019,149
-------------------------------------------------------------------------------------------------
Packaging/Containers -- 1.8%
   130,000      B       AEP Industries Inc., Sr. Sub. Notes, 9.875% due 11/15/07 (a)         122,850
    43,000      B-      Berry Plastic Corp., Sr. Sub. Notes, 10.750% due 7/15/12              47,085
   200,000      B+      Crown Euro Holdings, S.A., Secured Second Lien Notes,
                         9.500% due 3/1/11 (c)(e)                                            214,000
    15,000      Caa2*   Fonda Group Inc., Sr. Sub. Notes, Series B, 9.500% due 3/1/07          7,575
    70,000      B       Four M Corp., Sr. Secured Notes, Series B, 12.000% due 6/1/06         71,750
                        Owens-Brockway Glass Container Inc.:
   185,000      BB        Secured Notes, 8.875% due 2/15/09 (c)                              199,338
    70,000      BB        Secured Sr. Notes, 7.750% due 5/15/11 (e)                           72,625
    80,000      B+        Sr. Notes, 8.250% due 5/15/13 (e)                                   83,000
   160,000      B+      Owens-Illinois, Inc., Sr. Debentures, 7.800% due 5/15/18 (c)         146,400
   115,000      B-      Pliant Corp., Sr. Sub. Notes, 13.000% due 6/1/10 (c)                 106,950
   305,000      CCC+    Riverwood International, Sr. Sub. Notes, 10.875% due 4/1/08 (a)      316,438

                      See Notes to Financial Statements.

    40 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                           PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+   RATING(d)                         SECURITY                            VALUE
------------------------------------------------------------------------------------------
Packaging/Containers -- 1.8% (continued)
                     Stone Container Corp., Sr. Notes:
   140,000   B         9.250% due 2/1/08 (c)                                  $    156,100
    50,000   B         9.750% due 2/1/11                                            56,375
    90,000   B         8.375% due 7/1/12                                            98,325
    70,000   B       Stone Container Finance Corp., Sr. Notes,
                      11.500% due 8/15/06 (e)                                       75,250
    35,000   NR      Sweetheart Cup Co., Inc., Notes, 12.000% due 7/15/04           30,450
    15,000   B       Yell Finance B.V., Sr. Notes, 10.750% due 8/1/11 (a)           16,875
------------------------------------------------------------------------------------------
                                                                                 1,821,386
------------------------------------------------------------------------------------------
Paper/Forestry Products -- 1.0%
     1,000   BB+     Abitibi Consolidated Inc., Notes, 7.875% due 8/1/09             1,080
   180,000   B+      Appleton Papers, Inc., Sr. Sub. Notes, Series B,
                      12.500% due 12/15/08 (c)                                     205,200
                     Georgia-Pacific Corp.:
                       Debentures:
    57,000   BB+        9.500% due 12/1/11 (a)                                      60,563
    35,000   BB+        7.700% due 6/15/15                                          31,675
                       Sr. Notes:
    35,000   BB+        7.500% due 5/15/06                                          35,087
   125,000   BB+        8.875% due 2/1/10 (e)                                      135,313
    40,000   BB+        8.125% due 5/15/11 (a)                                      39,800
   145,000   BB      Pacifica Paper, Inc., Sr. Notes, 10.000% due 3/15/09 (c)      154,788
   133,000   Ba1*    Potlatch Corp., Sr. Sub. Notes, 10.000% due 7/15/11 (c)       144,970
                     Tembec Industries Inc., Sr. Notes:
    95,000   BB+       8.625% due 6/30/09 (c)                                       99,275
    40,000   BB+       8.625% due 6/30/09 (e)                                       41,800
    20,000   BB+       8.500% due 2/1/11                                            20,900
    20,000   BB+       7.750% due 3/15/12                                           20,400
------------------------------------------------------------------------------------------
                                                                                   990,851
------------------------------------------------------------------------------------------
Publishing -- 1.9%
                     Garden State Newspapers, Inc., Sr. Sub. Notes:
   110,000   B+        8.625% due 7/1/11 (c)                                       114,125
    85,000   B+        Series B, 8.750% due 10/1/09                                 88,400
    65,000   B       Hollinger International Publishing Inc., Sr. Notes,
                      9.000% due 12/15/10 (e)                                       69,875
   340,628   B-      Hollinger Participation Trust, Sr. Notes,
                      12.125% due 11/15/10 (c)(e)(h)                               362,343

                      See Notes to Financial Statements.

    41 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                 PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                            SECURITY                               VALUE
-----------------------------------------------------------------------------------------------------
Publishing -- 1.9% (continued)
    80,000        BB-     Mail Well I Corp., Sr. Notes, 9.625% due 3/15/12               $     81,600
   140,000        BBB-    News America Holdings Inc., Sr. Debentures,
                           9.250% due 2/1/13 (c)                                              179,116
                          PRIMEDIA Inc., Sr. Notes:
   120,000        B         7.625% due 4/1/08 (a)                                             122,400
   215,000        B         8.875% due 5/15/11 (c)                                            231,125
   120,000        B         Series B, 8.500% due 2/1/06 (a)                                   120,900
   184,000        B       Quebecor Media Inc., Sr. Notes, 11.125% due 7/15/11 (c)             209,760
                          Vertis Inc., Sr. Notes:
    26,000        B-        10.875% due 6/15/09 (e)                                            27,430
   110,000        B2*       Series B, 10.875% due 6/15/09 (c)                                 116,050
                          Von Hoffman Corp.:
    38,473        NR        Debentures, 13.500% due 5/15/09 (h)                                34,625
   130,000        B         Sr. Notes, 10.250% due 3/15/09 (c)                                134,875
    30,000        B-      Von Hoffman Press, Inc., Notes, 10.375% due 5/15/07                  29,625
-----------------------------------------------------------------------------------------------------
                                                                                            1,922,249
-----------------------------------------------------------------------------------------------------
Real Estate -- 0.2%
   150,000        Ba3*    Crescent Real Estate Equities, L.P., Sr. Notes,
                           9.250% due 4/15/09 (c)                                             159,937
-----------------------------------------------------------------------------------------------------
Retail -- 1.8%
    87,000        BBB-    7-Eleven, Inc., Sr. Sub. Second Priority Debentures, Series A,
                           4.500% due 6/15/04                                                  86,348
    35,000/EUR/   BB+     Ahold Finance USA, Inc., Sr. Medium-Term Notes,
                           Series E, 6.375% due 6/8/05 (c)                                     34,242
    90,000        B       Amazon.com, Inc., Sr. Discount Notes, step bond to yield
                           12.352% due 5/1/08                                                  95,175
   140,000        BB+     AutoNation, Inc., Sr. Notes, 9.000% due 8/1/08 (c)                  153,300
    77,000        B       Domino's, Inc., Sr. Sub. Notes, Series B, 10.375% due 1/15/09        83,160
    36,000        BB+     The Gap Inc., Notes, 6.900% due 9/15/07                              38,340
    55,000        B+      The Great Atlantic & Pacific Tea Co., Inc., Notes,
                           7.750% due 4/15/07                                                  47,300
    55,000        B-      Hollywood Entertainment, Sr. Sub. Notes, 9.625% due 3/15/11          59,675
    70,000        Caa3*   J. Crew Operating Corp., Sr. Sub. Notes, 10.375% due 10/15/07        63,350
                          J.C. Penney Co., Inc.:
                            Debentures:
    11,000        BBB-       7.650% due 8/15/16                                                10,890
   130,000        BBB-       7.950% due 4/1/17 (c)                                            131,300
     5,000        BBB-      Notes, 8.000% due 3/1/10                                            5,337

                      See Notes to Financial Statements.

    42 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                               PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+      RATING(d)                            SECURITY                                VALUE
-------------------------------------------------------------------------------------------------------
Retail -- 1.8% (continued)
    70,000      B+      NBTY, Inc., Sr. Sub. Notes, Series B, 8.625% due 9/15/07        $     72,975
    45,000      B2*     Remington Arms Co., Sr. Notes, 10.500% due 2/1/11 (e)                 48,825
                        Rite Aid Corp.:
   120,000      B-        Notes, 7.125% due 1/15/07 (a)                                      116,400
    25,000      B-        Sr. Notes, 7.625% due 4/15/05                                       25,063
   270,000      BB      Saks Inc., Sr. Notes, 8.250% due 11/15/08 (a)                        292,950
   120,000      B+      Sbarro Inc., Sr. Notes, 11.000% due 9/15/09 (a)                      117,600
    85,000      B       United Auto Group, Inc., Sr. Sub. Notes, 9.625% due 3/15/12           90,100
                        Yum! Brands, Inc., Sr. Notes:
    28,000      BB+       8.500% due 4/15/06                                                  31,220
   160,000      BB+       7.650% due 5/15/08 (c)                                             176,800
-------------------------------------------------------------------------------------------------
                                                                                           1,780,350
-------------------------------------------------------------------------------------------------
Technology -- 0.3%
    90,000      B       AMI Semiconductor, Inc., Sr. Sub. Notes,
                         10.750% due 2/1/13 (c)(e)                                            98,100
   440,000      NR      Cybernet Internet Services International, Inc., Convertible Sr.
                         Discount Notes, step bond to yield 12.759% due 8/15/09 (e)              440
   515,000      NR      DIVA Systems Corp., Sr. Discount Notes, Series B,
                         12.625% due 3/1/08 (g)                                               18,025
    29,508      NR      Globix Corp., Sr. Notes, 11.000% due 5/1/08 (h)                       20,951
    77,138      NR      InterAct Operating Co., Sr. Notes, 14.000% due 8/1/03 (g)                  8
   110,000      BB+     Seagate Technology Inc., Sr. Notes, 8.000% due 5/15/09 (c)           118,663
    50,000      BB+     Unisys Corp., Sr. Notes, 7.875% due 4/1/08                            52,375
-------------------------------------------------------------------------------------------------
                                                                                             308,562
-------------------------------------------------------------------------------------------------
Telecommunications -- 5.7%
    55,000      Caa2*   AirGate PCS, Inc., Sr. Sub. Discount Notes, step bond to yield
                         37.003% due 10/1/09                                                  14,025
                        Alamosa Delaware, Inc., Sr. Notes:
    30,000      CCC-      12.500% due 2/1/11                                                  19,950
   110,000      CCC-      13.625% due 8/15/11                                                 75,350
   320,000      CCC-    Alamosa Holdings, Inc., Sr. Discount Notes, step bond to yield
                         29.017% due 2/15/10 (c)                                             142,400
   190,000      Caa3*   American Cellular Corp., Sr. Sub. Notes, 9.500% due 10/15/09          50,350
                        American Tower Corp.:
    40,000      Caa1*     Convertible Notes, 5.000% due 2/15/10                               34,000
    75,000      Caa1*     Sr. Notes, 9.375% due 2/1/09 (a)                                    74,625
   140,000      B3*     American Tower Escrow Corp., Sr. Discount Notes,
                         zero coupon due 8/1/08 (e)                                           88,200

                      See Notes to Financial Statements.

    43 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                 PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
    AMOUNT+     RATING(d)                            SECURITY                               VALUE
-----------------------------------------------------------------------------------------------------
Telecommunications -- 5.7% (continued)
       442        NR      Arch Wireless Holdings Inc., Secured Sr. Sub. Notes,
                           10.000% due 5/15/07                                           $        444
    90,000        NR      Asia Global Crossing Ltd., Sr. Notes, 13.375% due 10/15/10 (g)       11,700
    25,000        B+      Avaya Inc., Sr. Secured Notes, 11.125% due 4/1/09                    27,750
   189,599        NR      COLO.COM Inc., Sr. Notes, 13.875% due 3/15/10 (e)(g)                  2,844
                          Colt Telecom Group PLC:
     5,000        B-        Sr. Discount Notes, 12.000% due 12/15/06                            4,475
                            Sr. Notes:
    30,000/GBP/   B-         10.125% due 11/30/07 (c)                                          39,829
    15,000/EUR/   B-         7.625% due 12/15/09 (c)                                           12,327
                          Crown Castle International Corp., Sr. Notes:
    58,000        B3*       9.000% due 5/15/11 (a)                                             55,680
   125,000        B3*       9.375% due 8/1/11 (a)                                             123,438
   200,000        B3*     Dobson/Sygnet Communications Co., Sr. Notes,
                           12.250% due 12/15/08 (a)                                           199,000
   735,000        BB-     EchoStar Broadband Corp., Sr. Notes, 10.375% due 10/1/07 (c)        826,875
    20,000        C       Horizon PCS, Inc., Sr. Notes, 13.750% due 6/15/11                     2,300
    30,000        B+      Insight Midwest Holdings LLC, Term Loans, Tranche B,
                           4.063% due 4/5/04 (f)                                               29,679
                          Insight Midwest L.P./Insight Capital Inc., Sr. Notes:
    15,000        B+        9.750% due 10/1/09 (a)                                             16,162
    35,000        B+        10.500% due 11/1/10                                                38,937
   190,000        Ca*     iPCS, Inc., Sr. Discount Notes, step bond to yield
                           16.574% due 7/15/10 (g)                                             10,450
    73,000        Ca*     IWO Holdings, Inc., Sr. Notes, 14.000% due 1/15/11                   12,775
    90,000        C*      Leap Wireless International, Inc., Sr. Notes,
                           12.500% due 4/15/10 (g)                                             13,050
                          Lucent Technologies, Inc.:
                            Debentures:
    30,000        B-         6.500% due 1/15/28                                                22,050
   250,000        B-         6.450% due 3/15/29 (c)                                           185,000
   110,000        B-        Notes, 7.250% due 7/15/06 (a)                                     105,050
     5,000        B-        Unsub. Notes, 5.500% due 11/15/08 (a)                               4,262
    30,000        Caa3*   Metrocall, Inc., Sr. Sub. Notes, 9.750% due 11/1/07 (g)                 600
   200,000        NR      Metromedia Fiber Network Inc., Sr. Notes,
                           10.000% due 12/15/09 (g)                                             7,750
   140,000        C       Microcell Communications Inc., Sr. Discount Notes, Series B,
                           14.000% due 6/1/06 (g)                                               8,400
    40,000        Caa3*   Millicom International Cellular S.A., Sr. Sub. Discount Notes,
                           13.500% due 6/1/06                                                  31,600
                          Nextel Communications, Inc.:
   175,000        B         Convertible Sr. Notes, 5.250% due 1/15/10 (a)                     159,688

                      See Notes to Financial Statements.

    44 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                             PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+      RATING(d)                          SECURITY                              VALUE
---------------------------------------------------------------------------------------------------
Telecommunications -- 5.7% (continued)
                          Sr. Discount Notes:
    15,000      B          10.625% due 9/15/07                                      $     15,787
    18,000      B          9.950% due 2/15/08                                             18,990
                          Sr. Notes:
   125,000      B          12.000% due 11/1/08 (a)                                       135,000
   298,000      B          9.375% due 11/15/09 (a)                                       323,330
    59,000      B          9.500% due 2/1/11                                              64,752
                        Nextel Partners, Inc.:
   213,000      CCC+      Sr. Discount Notes, step bond to yield
                           14.095% due 2/1/09 (a)                                        217,260
                          Sr. Notes:
    80,000      CCC+       12.500% due 11/15/09 (a)(e)                                    87,600
    60,000      CCC+       11.000% due 3/15/10                                            63,300
   140,000      B       Nortel Networks Ltd., Notes, 6.125% due 2/15/06 (a)              136,325
                        Orbital Imaging Corp., Sr. Notes:
   110,000      NR        Series B, 11.625% due 3/1/05 (g)                                30,250
    20,000      NR        Series D, 11.625% due 3/1/05 (g)                                 5,500
                        PanAmSat Corp.:
    84,000      Ba3*      Sr. Notes, 8.750% due 2/1/12                                    91,350
   100,000      NR        Term Loans, Tranche B, 4.810% due 2/13/09 (f)                   99,714
    60,000      CCC+    Qwest Capital Funding, Notes, 6.250% due 7/15/05                  54,150
    60,000      Ba3*    Qwest Corp., Notes, 5.625% due 11/15/08 (a)                       56,100
                        Qwest Services Corp.:
   341,000      CCC+      Notes, 13.500% due 12/15/10 (c)(e)                             380,215
   250,000      Ba3*      Unsub. Notes, 8.875% due 3/15/12 (c)(e)                        275,000
    45,000      CCC-    RCN Corp., Sr. Discount Notes, Series B, 9.800% due 2/15/08       14,625
    10,000      BB-     Rogers Communications Inc., Convertible Sr. Debentures,
                         2.000% due 11/26/05                                               8,275
   265,000      BB-     Rogers Wireless Communications Inc., Sr. Sub. Notes,
                         8.800% due 10/1/07 (a)                                          271,956
                        TeleCorp PCS, Inc.:
    32,000      BBB       Sr. Sub. Discount Notes, step bond to yield
                           13.274% due 4/15/09                                            32,960
    21,000      BBB       Sr. Sub. Notes, 10.625% due 7/15/10                             25,095
    29,855      NR      Telex Communications, Inc., Sr. Sub. Notes, Series A,
                         zero coupon due 11/15/06                                         16,420
                        Telus Corp., Notes:
   174,000      BBB       7.500% due 6/1/07 (c)                                          194,010
   306,000      BBB       8.000% due 6/1/11 (c)                                          347,310
                        Time Warner Telecom LLC, Inc., Sr. Notes:
   148,000      B3*       9.750% due 7/15/08 (c)                                         125,060
    30,000      B3*       10.125% due 2/1/11 (a)                                          25,200

                      See Notes to Financial Statements.

    45 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                             PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+   RATING(d)                           SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Telecommunications -- 5.7% (continued)
    48,000   B-      Triton PCS Inc., Sr. Sub. Discount Notes, step bond to yield
                      16.494% due 5/1/08                                          $     48,360
    60,000   B-      TSI Telecommunication Services, Inc., Sr. Sub. Notes,
                      Series B, 12.750% due 2/1/09                                      59,100
    77,000   NR      UbiquiTel Operating Co., Sr. Sub. Discount Notes, step bond
                      to yield 16.136% due 5/15/10 (e)                                  25,795
                     United Pan-Europe Communications N.V.,
                       Sr. Discount Notes, Series B:
   230,000   Ca*        Step bond to yield 17.597% due 8/1/09 (g)                       24,438
   380,000   Ca*        Step bond to yield 22.059% due 2/1/10 (g)                       38,475
    20,000   Ca*       Sr. Notes, Series B, 10.875% due 8/1/09 (g)                       2,750
   155,000   Caa2*   US Unwired Inc., Sr. Discount Notes, Series B, step bond
                      to yield 13.895% due 11/1/09                                      30,225
   156,000   NR      Verado Holdings, Inc., Sr. Discount Notes,
                      13.000% due 4/15/08 (g)                                               16
----------------------------------------------------------------------------------------------
                                                                                     5,795,708
----------------------------------------------------------------------------------------------
Telephone -- 0.1%
    10,000   NR      Intermedia Communications Inc., Sr. Notes, Series B,
                      8.600% due 6/1/08 (g)                                              7,550
    30,000   CCC+    Rural Cellular Corp., Sr. Sub. Notes, Series B,
                      9.625% due 5/15/08                                                26,250
                     SBA Communications Corp.:
    50,000   Caa2*     Sr. Discount Notes, 12.000% due 3/1/08                           45,250
    45,000   Caa2*     Sr. Notes, 10.250% due 2/1/09                                    38,025
    80,000   D**     WorldCom, Inc., Sr. Notes, 6.400% due 8/15/02 (g)                  22,800
----------------------------------------------------------------------------------------------
                                                                                       139,875
----------------------------------------------------------------------------------------------
Textiles/Apparel -- 0.4%
                     Levi Strauss & Co.:
                       Notes:
   170,000   BB-        6.800% due 11/1/03 (a)                                         173,825
     2,000   BB-        7.000% due 11/1/06 (a)                                           1,590
    62,000   BB-       Sr. Notes, 12.250% due 12/15/12 (e)                              51,770
    15,000   BB-     Phillips Van-Heusen, Sr. Notes, 8.125% due 5/1/13 (e)              15,000
    40,000   BBB-    Tommy Hilfiger U.S.A., Inc., Notes, 6.500% due 6/1/03              40,400
    82,000   B       William Carter Co., Sr. Sub. Notes, Series B,
                      10.875% due 8/15/11                                               91,635
----------------------------------------------------------------------------------------------
                                                                                       374,220
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    46 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                           PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+   RATING(d)                         SECURITY                            VALUE
---------------------------------------------------------------------------------------------
Transportation -- 0.6%
    67,000   CCC+    Allied Holdings, Sr. Notes, Series B, 8.625% due 10/1/07 $     50,585
   150,000   BBB     CSX Corp., Sr. Notes, 6.250% due 10/15/08 (c)                 167,799
    60,000   B+      Hornbeck Offshore Services, Inc., Sr. Notes,
                      10.625% due 8/1/08                                            65,100
                     Kansas City Southern Railway Co., Sr. Notes:
   185,000   Ba2*      9.500% due 10/1/08 (c)                                      205,350
    25,000   Ba2*      7.500% due 6/15/09                                           26,000
                     Laidlaw Inc.:
                       Debentures:
    20,000   NR         8.250% due 5/15/23 (g)                                       9,675
    51,000   NR         8.750% due 4/15/25 (g)                                      24,034
   195,000   NR        Notes, 7.650% due 5/15/06 (a)(g)                             93,844
------------------------------------------------------------------------------------------
                                                                                   642,387
------------------------------------------------------------------------------------------
Utilities -- 1.7%
                     The AES Corp.:
    25,000   BB        Secured Notes, 10.000% due 7/15/05 (e)                       26,375
    38,000   B-        Sr. Notes, 8.750% due 6/15/08 (a)                            36,860
    45,000   B1*     Allegheny Energy, Inc., Notes, 7.750% due 8/1/05               45,112
    90,000   BB-     Allegheny Energy Supply Co., LLC, Bonds,
                      8.750% due 4/15/12 (e)                                        81,450
                     Avon Energy Partners Holdings:
     5,000   B         Notes, 6.460% due 3/4/08 (e)                                  4,350
    55,000   B         Sr. Notes, 7.050% due 12/11/07 (e)                           48,125
   110,000   BB-     BRL Universal Equipment 2001A, L.P., Sr. Secured Notes,
                      8.875% due 2/15/08 (c)                                       119,900
   106,000   B+      Calpine Canada Energy Finance ULC, Sr. Notes,
                      8.500% due 5/1/08                                             78,705
                     Calpine Corp., Sr. Notes:
    80,000   B+        10.500% due 5/15/06 (a)                                      68,000
    20,000   B+        8.750% due 7/15/07 (e)                                       14,500
    10,000   B+        7.750% due 4/15/09                                            7,200
    85,000   B+        8.625% due 8/15/10 (a)                                       61,200
   136,000   B+        8.500% due 2/15/11 (a)                                       99,960
                     Edison Mission Energy, Sr. Notes:
    90,000   BB-       10.000% due 8/15/08                                          83,250
    60,000   BB-       9.875% due 4/15/11                                           53,400
   110,000   B       Mirant Americas Generation, LLC, Sr. Notes,
                      7.200% due 10/1/08                                            79,750
    35,000   B       Mirant Corp., Sr. Notes, 7.900% due 7/15/09 (e)                22,400
    30,000   B-      Mission Energy Holding Co., Sr. Secured Notes,
                      13.500% due 7/15/08                                           20,250
        38   Baa1*   Northeast Utilities, Notes, Series A, 8.580% due 12/1/06           43


                      See Notes to Financial Statements.


    47 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                               PUTNAM DIVERSIFIED INCOME PORTFOLIO
  FACE
 AMOUNT+   RATING(d)                            SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------
Utilities -- 1.7% (continued)
    70,000   Caa2*   Pacific Gas and Electric Co., Sr. Notes,
                      7.375% due 11/1/05 (e)(g)                                       $     72,100
    85,000   BBB-    PSEG Energy Holdings, Inc., Notes, 7.750% due 4/16/07 (e)              89,128
     5,000   BB      Sierra Pacific Power Co., Secured Notes, Series A,
                      8.000% due 6/1/08                                                      5,025
                     Sierra Pacific Recources:
    65,000   B2*       Convertible Notes, 7.250% due 2/14/10 (e)                            76,294
    45,000   B2*       Sr. Notes, 8.750% due 5/15/05                                        43,875
                     Southern California Edison Co.:
   160,000   BB        First and Refunding Mortgage Notes, 8.000% due 2/15/07 (c)(e)       175,200
    20,000   Ba3*      Notes, 6.375% due 1/15/06                                            20,050
                     Teco Energy Inc.:
                       Notes:
    20,000   BBB-       7.200% due 5/1/11 (a)                                               19,850
    45,000   BBB-       7.000% due 5/1/12 (a)                                               43,875
    40,000   BBB-      Sr. Notes 10.500% due 12/1/07 (a)                                    45,600
   240,000   D       York Power Funding, Secured Bonds,
                      12.000% due 10/30/07 (c)(e)(g)                                       168,000
-------------------------------------------------------------------------------------------------
                                                                                         1,709,827
-------------------------------------------------------------------------------------------------
                     TOTAL CORPORATE BONDS AND NOTES
                     (Cost -- $53,250,509)                                              50,430,712
-------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS (j) -- 0.4%
                     Gazprom OAO:
    50,000   B+        9.625% due 3/1/13 (Morgan Stanley Bank AG)                           53,367
   370,000   B+        9.625% due 3/1/13 (Morgan Stanley Bank AG) (c)(e)                   394,975
-------------------------------------------------------------------------------------------------
                     TOTAL LOAN PARTICIPATIONS
                     (Cost -- $421,813)                                                    448,342
-------------------------------------------------------------------------------------------------

 SHARES                                         SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCK ( k) -- 0.8%
Agriculture -- 0.1%
        22           PSF Group Holdings Inc. LLC, Class A Shares                            38,552
-------------------------------------------------------------------------------------------------
Automotive -- 0.0%
     3,211           Safety Components International, Inc.                                  23,039
-------------------------------------------------------------------------------------------------
Building/Construction -- 0.0%
       323           Washington Group International, Inc.                                    6,137
-------------------------------------------------------------------------------------------------
Chemicals -- 0.1%
    11,998           Pioneer Cos., Inc.                                                     44,992
        36           Sterling Chemicals, Inc.                                                  663
-------------------------------------------------------------------------------------------------
                                                                                            45,655
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    48 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                        PUTNAM DIVERSIFIED INCOME PORTFOLIO

  SHARES                             SECURITY                             VALUE
------------------------------------------------------------------------------------
Consumer Products and Services -- 0.0%
       384   Alderwoods Group, Inc.                                    $      1,870
    20,000   Loewen Group, Inc.                                                   2
       836   Polymer Group, Inc., Class A Shares                              7,223
-----------------------------------------------------------------------------------
                                                                              9,095
-----------------------------------------------------------------------------------
Energy -- 0.0%
     1,648   Jasper Energy LLC, Class A Shares                                  103
-----------------------------------------------------------------------------------
Entertainment -- 0.6%
    30,418   Regal Cinemas, Inc. (c)                                        536,573
    61,158   Sirius Satellite Radio, Inc.                                    45,257
-----------------------------------------------------------------------------------
                                                                            581,830
-----------------------------------------------------------------------------------
Financial Services -- 0.0%
   845,262   Contifinancial Corp. Liquidating Trust, Units of Interest       26,520
-----------------------------------------------------------------------------------
Food and Beverage -- 0.0%
       308   Archibald Candy Corp.                                              878
     2,833   Aurora Foods Inc.                                                1,530
-----------------------------------------------------------------------------------
                                                                              2,408
-----------------------------------------------------------------------------------
Healthcare -- 0.0%
       375   Genesis Health Ventures, Inc. (a)                                5,610
       296   Mariner Health Care, Inc.                                          814
       257   Mediq Inc.                                                       1,400
       174   Sun Healthcare Group, Inc.                                          50
-----------------------------------------------------------------------------------
                                                                              7,874
-----------------------------------------------------------------------------------
Hotel/Casino -- 0.0%
        29   GB Holdings, Inc.                                                   80
     3,112   Lodgian, Inc.                                                    8,153
-----------------------------------------------------------------------------------
                                                                              8,233
-----------------------------------------------------------------------------------
Technology -- 0.0%
        83   Comdisco Holding Co., Inc.                                      11,624
     2,676   Covad Communications Group, Inc.                                 1,927
     3,440   Globix Corp.                                                     6,880
-----------------------------------------------------------------------------------
                                                                             20,431
-----------------------------------------------------------------------------------
Telecommunications -- 0.0%
     6,411   Arch Wireless Inc.                                                 291
       350   Flag Telecom Holdings Ltd.                                      11,025
        26   Metrocall Holdings Inc.                                            172
         5   Mpower Holding Corp.                                                 2
             Vast Solutions Inc.:
       300     Class B1 Shares                                                  150

                      See Notes to Financial Statements.

    49 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                          PUTNAM DIVERSIFIED INCOME PORTFOLIO

  SHARES                                SECURITY                               VALUE
-----------------------------------------------------------------------------------------
Telecommunications -- 0.0% (continued)
       300     Class B2 Shares                                              $        150
       300     Class B3 Shares                                                       150
       417   WilTel Communications, Inc.                                           4,587
----------------------------------------------------------------------------------------
                                                                                  16,527
----------------------------------------------------------------------------------------
Utilities -- 0.0%
       337   York Research Corp.                                                      21
----------------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $1,794,105)                                                786,425
----------------------------------------------------------------------------------------
PREFERRED STOCK -- 1.7%
Aerospace/Defense -- 0.1%
     1,200   Titan Capital Trust, 5.750% Convertible Remarketable Term
              Income Deferrable Equity Securities                                 60,375
----------------------------------------------------------------------------------------
Broadcasting -- 0.3%
        22   Granite Broadcasting Corp., 12.750% Cumulative Exchangeable          15,895
             Paxson Communications Corp.:
        15     9.750% Convertible, Series A (e)(l)                                93,060
        22     13.250% Cumulative Jr. Exchangeable (c)(l)                        201,158
----------------------------------------------------------------------------------------
                                                                                 310,113
----------------------------------------------------------------------------------------
Cable -- 0.5%
             CSC Holdings Inc.:
         1     11.750% Redeemable Exchangeable, Series H                             105
     4,532     11.125% Redeemable Exchangeable, Series M (c)                     474,727
----------------------------------------------------------------------------------------
                                                                                 474,832
----------------------------------------------------------------------------------------
Financial Services -- 0.3%
     1,390   Chevy Chase Preferred Capital Corp.,
              10.375% Exchangeable, Series A (a)                                  77,840
     2,500   First Republic Preferred Capital Corp., 10.500% Perpetual
              Exchangeable, Series A (c)(e)                                      251,875
       189   North Atlantic Trading Co., Inc., 12.000% Sr. Exchangeable (l)        3,730
----------------------------------------------------------------------------------------
                                                                                 333,445
----------------------------------------------------------------------------------------
Food and Beverage -- 0.1%
     3,000   Doane Pet Care Co., 14.250% Sr. Exchangeable (c)                    120,000
----------------------------------------------------------------------------------------
Healthcare -- 0.0%
         8   Genesis Health Ventures, Inc., 6.000% Cumulative
              Convertible (l)                                                        676
----------------------------------------------------------------------------------------
Hotel/Casino -- 0.1%
     2,626   Lodgian Inc., 12.250% Cumulative Redeemable, Series A (l)            47,924
----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    50 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                           PUTNAM DIVERSIFIED INCOME PORTFOLIO

  SHARES                                SECURITY                                VALUE
------------------------------------------------------------------------------------------
Metals/Mining -- 0.0%
       180   Weirton Steel Corp., zero coupon Convertible, Series C          $        450
-----------------------------------------------------------------------------------------
Technology -- 0.0%
       110   InterAct Electronic Marketing Inc., 14.000% Sr. Mandatory
              Redeemable Convertible, Series B                                          1
         1   NTL Europe, Inc., 10.000% Cumulative Redeemable, Series A                  3
-----------------------------------------------------------------------------------------
                                                                                        4
-----------------------------------------------------------------------------------------
Telecommunications -- 0.3%
         1   Broadwing Communications Services Inc.,
              12.500% Jr. Exchangeable, Series B                                      133
             Dobson Communications Corp.:
       114     12.250% Sr. Exchangeable (l)                                        99,180
     1,344     13.000% Sr. Exchangeable (l)                                       117,238
        22   Metrocall Holdings Inc., 15.000% Cumulative Redeemable,
              Series A                                                                 77
             Nextel Communications, Inc.:
        40     13.000% Exchangeable, Series D (l)                                   4,190
       690     11.125% Exchangeable, Series E (l)                                  73,658
       497   Knology Inc., Variable Rate Convertible, Series D (e)                    248
     2,740   Rural Cellular Corp., 12.500% Jr. Exchangeable (l)                    44,532
     1,417   Telex Communications, Inc., Variable Rate Convertible, Series B        1,417
-----------------------------------------------------------------------------------------
                                                                                  340,673
-----------------------------------------------------------------------------------------
             TOTAL PREFERRED STOCK
             (Cost -- $2,334,816)                                               1,688,492
-----------------------------------------------------------------------------------------

WARRANTS                                SECURITY                                VALUE
------------------------------------------------------------------------------------------
WARRANTS ( k) -- 0.0%
Broadcasting -- 0.0%
       100   XM Satellite Radio Holdings Inc., Expire 3/15/10                          60
-----------------------------------------------------------------------------------------
Building/Construction -- 0.0%
       210   Dayton Superior Corp., Expire 6/15/09 (e)                                  2
             Washington Group International Inc., Expire 1/25/06:
       199     Series A                                                               149
       228     Series B                                                               114
       122     Series C                                                                61
-----------------------------------------------------------------------------------------
                                                                                      326
-----------------------------------------------------------------------------------------
Food and Beverage -- 0.0%
       750   TravelCenters of America, Inc., Expire 5/1/09 (e)                      7,688
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    51 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                          PUTNAM DIVERSIFIED INCOME PORTFOLIO

   WARRANTS                                   SECURITY                          VALUE
----------------------------------------------------------------------------------------
Hotel/Casino -- 0.0%
       70                Mikohn Gaming Corp., Expire 8/15/08 (e)             $         1
----------------------------------------------------------------------------------------
Packaging/Containers -- 0.0%
       90                Pliant Corp., Expire 6/1/10 (e)                             101
----------------------------------------------------------------------------------------
Technology -- 0.0%
    1,697                DIVA Systems Corp., Expire 3/1/08 (e)                        17
      110                InterAct Electronic Marketing Inc., Expire 12/15/09           1
      140                Verado Holdings, Inc., Expire 4/15/08                        70
----------------------------------------------------------------------------------------
                                                                                      88
----------------------------------------------------------------------------------------
Telecommunications -- 0.0%
      140                American Tower Corp., Expire 8/1/08 (e)                  10,570
       90                Birch Telecom, Inc., Expire 6/15/08                           1
      200                Horizon PCS, Inc., Expire 10/1/10                            10
       76                IWO Holdings, Inc., Expire 1/15/11 (e)                        1
      250                KMC Telecom Holdings, Inc., Expire 4/15/08 (e)                3
      110                Loral Space & Communications Ltd., Expire 1/15/07             1
      310                UbiquiTel Inc., Expire 4/15/10 (e)                          116
----------------------------------------------------------------------------------------
                                                                                  10,702
----------------------------------------------------------------------------------------
Telephone -- 0.0%
      190                iPCS, Inc., Expire 7/15/10 (e)                               71
----------------------------------------------------------------------------------------
                         TOTAL WARRANTS
                         (Cost -- $177,267)                                       19,037
----------------------------------------------------------------------------------------
                         TOTAL HIGH-YIELD SECTOR
                         (Cost -- $57,978,510)                                53,373,008
----------------------------------------------------------------------------------------
     FACE
   AMOUNT++    RATING(d)                      SECURITY                          VALUE
----------------------------------------------------------------------------------------
FOREIGN BONDS -- 18.3%
Argentina -- 0.2%
  510,000/USD/    Ca*    Republic of Argentina, PAR Bonds, Series L-GP,
                          6.000% due 3/31/23 (c)(g)                              240,975
----------------------------------------------------------------------------------------
Brazil -- 0.8%
                         Federal Republic of Brazil:
  190,869/USD/    B+       Capitalization Bonds, 8.000% due 4/15/14 (c)          168,382
  185,000/USD/    B+       Debt Conversion Bonds, 2.188% due 4/15/12 (c)(f)      137,652
  105,000/USD/    B+       Discount Notes, 2.188% due 4/15/24 (c)(f)              75,862
  290,000/USD/    B+       Global Bonds, 10.125% due 5/15/27 (c)                 239,250
  165,000/USD/    B+       Global Notes, 10.000% due 1/16/07 (c)                 165,412
----------------------------------------------------------------------------------------
                                                                                 786,558
----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    52 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                 PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
   AMOUNT++     RATING(d)                            SECURITY                               VALUE
-----------------------------------------------------------------------------------------------------
Bulgaria -- 0.7%
                          Republic of Bulgaria:
                            Bonds:
    70,000/EUR/   BB         7.500% due 1/15/13                                          $     84,439
   410,000/USD/   BB         8.250% due 1/15/15 (c)(e)                                        462,275
   140,000/USD/   BB        Secured Bonds, Series A, 2.188% due 7/28/24 (c)(f)                135,012
-----------------------------------------------------------------------------------------------------
                                                                                              681,726
-----------------------------------------------------------------------------------------------------
Canada -- 1.4%
                          Government of Canada, Bonds:
   330,000        AAA       5.500% due 6/1/10 (c)                                             241,434
 1,370,000        AAA       6.000% due 6/1/11 (c)                                           1,031,312
   155,000        AAA       Series WL43, 5.750% due 6/1/29 (c)                                113,115
-----------------------------------------------------------------------------------------------------
                                                                                            1,385,861
-----------------------------------------------------------------------------------------------------
Chile -- 0.1%
   140,000/USD/   A-      Republic of Chile, Global Bonds, 5.500% due 1/15/13 (c)             143,790
-----------------------------------------------------------------------------------------------------
Colombia -- 1.2%
                          Republic of Colombia:
                            Global Bonds:
    50,000/USD/   BB         9.750% due 4/23/09 (a)                                            55,250
    56,430/USD/   BB+        9.750% due 4/9/11                                                 63,484
   195,000/USD/   BB         11.750% due 2/25/20 (c)                                          236,437
   135,000/USD/   BB         10.375% due 1/28/33 (c)                                          151,875
   485,000/USD/   BB        Global Notes, 10.750% due 1/15/13 (c)                             558,841
    90,000/EUR/   BB        Medium-Term Notes, Series E, 11.375% due 1/31/08 (c)              112,206
-----------------------------------------------------------------------------------------------------
                                                                                            1,178,093
-----------------------------------------------------------------------------------------------------
Costa Rica -- 0.1%
    75,000/USD/   Ba1*    Republic of Costa Rica, Notes, 8.050% due 1/31/13 (e)                78,000
-----------------------------------------------------------------------------------------------------
Ecuador -- 0.2%
   395,000/USD/   CCC+    Republic of Ecuador, Euro-Dollar Bonds, 6.000% due 8/15/30 (c)      246,875
-----------------------------------------------------------------------------------------------------
France -- 2.1%
                          French Republic:
 1,399,125/EUR/   AAA       Bonds, 5.500% due 10/25/10 (c)                                  1,730,681
   360,750/EUR/   AAA       Debentures, 4.000% due 10/25/09 (c)                               410,649
-----------------------------------------------------------------------------------------------------
                                                                                            2,141,330
-----------------------------------------------------------------------------------------------------
Germany -- 1.1%
                          Federal Republic of Germany, Bonds:
   120,500/EUR/   AAA       Series 94, 6.250% due 1/4/24 (c)                                  160,498
   500,000/EUR/   AAA       Series 97, 6.000% due 1/4/07 (c)                                  616,667
   240,269/EUR/   AAA       Series 00, 5.500% due 1/4/31 (c)                                  294,349
-----------------------------------------------------------------------------------------------------
                                                                                            1,071,514
-----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    53 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                                PUTNAM DIVERSIFIED INCOME PORTFOLIO
     FACE
   AMOUNT++     RATING(d)                           SECURITY                              VALUE
---------------------------------------------------------------------------------------------------
Italy -- 0.4%
   310,000/EUR/   AA      Republic of Italy, Treasury Bonds, 4.750% due 3/15/06 (c)    $    366,372
---------------------------------------------------------------------------------------------------
Mexico -- 1.1%
                          United Mexican States:
   200,000/USD/   Baa2*     Global Bonds, 8.300% due 8/15/31 (c)                            226,550
                            Global Notes:
   230,000/USD/   Baa2*      4.625% due 10/8/08 (c)                                         233,393
   144,000/USD/   Baa2*      7.500% due 1/14/12 (a)                                         163,224
   255,000/USD/   Baa2*      8.125% due 12/30/19 (c)                                        288,405
   250,000/USD/   BBB-      PAR Bonds, Series B, 6.250% due 12/31/19 (c)                    250,300
---------------------------------------------------------------------------------------------------
                                                                                          1,161,872
---------------------------------------------------------------------------------------------------
Netherlands -- 0.2%
   130,000/EUR/   AAA     Government of the Netherlands, Bonds, 5.000% due 7/15/12 (c)      156,021
---------------------------------------------------------------------------------------------------
New Zealand -- 1.4%
                          Government of New Zealand, Bonds:
 1,495,000        AAA       Series 413, 6.500% due 4/15/13 (c)                              874,837
   970,000        AAA       Series 709, 7.000% due 7/15/09 (c)                              580,021
---------------------------------------------------------------------------------------------------
                                                                                          1,454,858
---------------------------------------------------------------------------------------------------
Peru -- 0.9%
                          Republic of Peru:
                            FLIRB Bonds:
   495,000/USD/   BB-        Series 20YR, 4.500% due 3/7/17 (c)(f)                          415,800
   115,000/USD/   BB-        Series US, 4.500% due 3/17/17 (e)(f)                            96,025
    30,000/USD/   BB-       Global Notes, 9.875% due 2/6/15                                  33,750
   388,800/USD/   BB-       PDI Bonds, Series 20YR, 5.000% due 3/7/17 (c)(f)                340,686
---------------------------------------------------------------------------------------------------
                                                                                            886,261
---------------------------------------------------------------------------------------------------
Philippines -- 0.6%
                          Republic of the Philippines:
   130,000/EUR/   Ba1*      Bonds, 9.125% due 2/22/10 (c)(e)                                146,807
   170,000/USD/   BB+       Global Bonds, 9.000% due 2/15/13 (c)                            177,013
   295,000/USD/   BB+       Global Notes, 10.625% due 3/16/25 (c)                           319,607
---------------------------------------------------------------------------------------------------
                                                                                            643,427
---------------------------------------------------------------------------------------------------
Russia -- 1.4%
                          Russian Federation:
 1,257,500/USD/   BB        Bonds, 5.000% due 3/31/30 (c)                                 1,137,252
                            Euro-Dollar Bonds:
    60,000/USD/   BB         8.250% due 3/31/10 (c)                                          68,025
   215,000/USD/   BB         5.000% due 3/31/30 (c)                                         194,441
---------------------------------------------------------------------------------------------------
                                                                                          1,399,718
---------------------------------------------------------------------------------------------------
South Africa -- 0.5%
   435,000/USD/   BBB     Republic of South Africa, Notes, 7.375% due 4/25/12 (c)           491,006
---------------------------------------------------------------------------------------------------
Spain -- 0.1%
    92,500/EUR/   Aaa*    Kingdom of Spain, Bonds, 6.000% due 1/31/29 (c)                   120,379
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    54 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

  FACE
AMOUNT++       RATING(d)                           SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
Sweden -- 1.3%
9,980,000        AAA     Kingdom of Sweden, Bonds, Series 1046, 5.500% due 10/8/12 (c) $ 1,295,075
--------------------------------------------------------------------------------------------------
Turkey -- 0.2%
  170,000/USD/   B1*     Republic of Turkey, Global Notes, 11.875% due 1/15/30             172,763
--------------------------------------------------------------------------------------------------
Ukraine -- 0.1%
   70,934/USD/   B       Government of Ukraine, Sr. Notes, 11.000% due 3/15/07              79,800
--------------------------------------------------------------------------------------------------
United Kingdom -- 1.6%
                         United Kingdom Gilt Bonds:
  286,750        AAA       10.000% due 9/8/03 (c)                                          469,282
  404,000        AAA       5.000% due 6/7/04 (c)                                           657,785
  129,500        AAA       5.000% due 3/7/12 (c)                                           217,266
  125,000        AAA       8.750% due 8/25/17 (c)                                          288,591
--------------------------------------------------------------------------------------------------
                                                                                         1,632,924
--------------------------------------------------------------------------------------------------
Venezuela -- 0.6%
                         Republic of Venezuela:
  714,286/USD/   CCC+      Debt Conversion Bonds, Series DL, 2.875% due 12/18/07 (c)       538,839
  155,000/USD/   CCC+      Global Bonds, 9.250% due 9/15/27 (c)                            101,680
--------------------------------------------------------------------------------------------------
                                                                                           640,519
--------------------------------------------------------------------------------------------------
                         TOTAL FOREIGN BONDS
                         (Cost -- $15,927,659)                                          18,455,717
--------------------------------------------------------------------------------------------------

    RIGHTS                                         SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
FOREIGN RIGHTS (k) -- 0.0%
Mexico -- 0.0%
                         United Mexican States, Value Recovery Rights:
  250,000                  Series B, Expire 6/30/04                                          2,000
  250,000                  Series C, Expire 6/30/05                                            500
  250,000                  Series D, Expire 6/30/06                                            312
  250,000                  Series E, Expire 6/30/07                                            187
--------------------------------------------------------------------------------------------------
                         TOTAL FOREIGN RIGHTS
                         (Cost -- $0)                                                        2,999
--------------------------------------------------------------------------------------------------

  FACE
 AMOUNT                          SECURITY                           VALUE
--------------------------------------------------------------------------
U.S. TREASURY BILLS (m) -- 0.3%
$270,000 U.S. Treasury Bills due 5/8/03 (Cost -- $269,940)         269,630
--------------------------------------------------------------------------
AGENCY DISCOUNT NOTES (c) -- 0.5%
 486,000 Federal Home Loan Bank Discount Notes, 1.235% due 5/14/03
         (Cost -- $485,789)                                        485,789
--------------------------------------------------------------------------

                      See Notes to Financial Statements.

    55 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT                               SECURITY                                VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (c) -- 3.6%
$3,598,000 Goldman, Sachs & Co., 1.330% due 5/1/03; Proceeds at maturity --
            $3,598,133; (Fully collateralized by Federal Home Loan Bank
            Notes, 2.500% due 3/15/06; Market value -- $3,678,733)
            (Cost -- $3,598,000)                                            $  3,598,000
----------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $102,717,791***)                                        $101,011,111
----------------------------------------------------------------------------------------

  + Face amount denominated in U.S. dollars unless otherwise indicated.
  ++ Face amount denominated in local currency unless otherwise indicated.
 (a) All or a portion of this security is on loan (See Note 8).
 (b) Security is traded on a "to-be-announced" basis (See Note 9).
 (c) All or a portion of this security is segregated for open futures contracts commitments, swaps, open forward foreign currency contracts and/or extended settlements.
 (d) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*) or a double asterisk (**), are rated by Moody's Investors Service and Fitch Ratings, respectively.
 (e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 (f) Variable rate security.
 (g) Security is currently in default.
 (h) Payment-in-kind security for which all or part of the interest earned may be paid in additional bonds.
 (i) Security issued with attached warrants.
 (j) Participation interests were acquired through the financial institutions indicated parenthetically.
 (k) Non-income producing security.
 (l) Payment-in-kind security for which all or part of the dividend earned is paid by the issuance of additional stock.
 (m) All or a portion of this security is held as collateral for open futures contracts commitments.
*** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  EUR  -- Euro
  FLIRB -- Front Loaded Interest Reduction Bond
  GBP  -- British Pound
  PDI  -- Past Due Interest
  USD  -- United States Dollar

  See pages 57 and 58 for definitions of ratings.

 LOANED SECURITIES COLLATERAL (UNAUDITED)                         APRIL 30, 2003

   FACE
  AMOUNT                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
$21,304,573 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $21,304,573)                                           $21,304,573
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    56 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,  -- Bonds rated "BB", "B", "CCC", "CC", and "C" are regarded, on
CCC, CC    balance, as pre- dominantly speculative with respect to capacity
and C      to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of
           speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D       -- Bonds rated "D" are in default, and payment of interest and/or repayment of princi- pal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
       "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa"
       securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations,
       i.e., they are neither highly protected nor poorly secured.
       Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.
Ba  -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B   -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    57 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

Caa      -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca and C -- Bonds rated "Ca" and "C" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Fitch Ratings ("Fitch") -- Ratings from "AAA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major rating categories.
AAA -- Bonds rated "AAA" by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.
BBB -- Bonds rated "BBB" by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial
       commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.
BB  -- Bonds rated "BB" by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be
       investment grade.
B   -- Bonds rated "B" are considered highly speculative. While securities in this class are currently meeting debt service requirements or paying dividends, the probability of continued
       timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC -- Bonds rated "CCC" have certain indentifiable characteristics that, if not remedied, may lead to default. The ability to meet
       obligations requires on advantageous busi- ness and economic environment.
CC  -- Bonds rated "CC" are minimally protected. Default in payment of interest and/or principal seems probable over time.
C   -- Bonds rated "C" are in imminent default in payment of interest or principal or sus- pension of preferred stock dividends is imminent.
D   -- Bonds rated "D" are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganiza- tion of the obligor and have the lowest potential for recover.

NR -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

    58 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2003

                                                                                     Putnam
                                                                    Smith Barney   Diversified
                                                                    High Income      Income
                                                                     Portfolio      Portfolio
-----------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $199,117,755 and $102,717,791,
   respectively)                                                   $ 201,214,838  $101,011,111
  Loaned securities collateral, at value
   (Cost -- $21,304,573) (Note 8)                                             --    21,304,573
  Foreign currency, at value (Cost -- $686,191)                               --       703,336
  Cash                                                                       536       144,667
  Dividends and interest receivable                                    4,581,188     2,050,072
  Receivable for Fund shares sold                                        205,424       295,356
  Receivable for securities sold                                              --       609,822
  Receivable for open forward foreign currency contracts (Note 4)             --       417,438
  Receivable for open interest rate swap contracts (Note 7)                   --       102,034
  Other receivables                                                        5,445            --
----------------------------------------------------------------------------------------------
  Total Assets                                                       206,007,431   126,638,409
----------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                     4,750,052     1,355,200
  Management fees payable                                                125,676        60,309
  Payable for Fund shares purchased                                        9,377           448
  Payable for securities on loan (Note 8)                                     --    21,304,573
  Payable for open forward foreign currency contracts (Note 4)                --       338,667
  Payable to broker -- variation margin                                       --        16,109
  Accrued expenses                                                        69,882        49,885
----------------------------------------------------------------------------------------------
  Total Liabilities                                                    4,954,987    23,125,191
----------------------------------------------------------------------------------------------
Total Net Assets                                                   $ 201,052,444  $103,513,218
----------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                      $         283  $        116
  Capital paid in excess of par value                                293,599,375   133,382,680
  Undistributed net investment income                                  6,123,783     1,311,344
  Accumulated net realized loss from security transactions
   and futures contracts                                            (100,768,133)  (29,656,745)
  Net unrealized appreciation (depreciation) of investments, foreign currencies, futures contracts and interest rate
   swap contracts                                                      2,097,136    (1,524,177)
----------------------------------------------------------------------------------------------
Total Net Assets                                                   $ 201,052,444  $103,513,218
----------------------------------------------------------------------------------------------
Shares Outstanding                                                    28,314,168    11,607,897
----------------------------------------------------------------------------------------------
Net Asset Value                                                            $7.10         $8.92
----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    59 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)


For the Six Months Ended April 30, 2003

                                                                            Putnam
                                                             Smith Barney Diversified
                                                             High Income    Income
                                                              Portfolio    Portfolio
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                   $ 9,496,432  $ 4,026,386
  Dividends                                                       52,862      135,445
-------------------------------------------------------------------------------------
  Total Investment Income                                      9,549,294    4,161,831
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                       507,891      370,187
  Custody                                                         27,720       64,711
  Shareholder communications                                      24,708       13,103
  Audit and legal                                                 15,392       14,324
  Directors' fees                                                  3,085        2,272
  Shareholder servicing fees                                       2,480        2,636
  Other                                                            2,564        2,365
-------------------------------------------------------------------------------------
  Total Expenses                                                 583,840      469,598
-------------------------------------------------------------------------------------
Net Investment Income                                          8,965,454    3,692,233
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCIES, FUTURES
CONTRACTS AND INTEREST RATE SWAP CONTRACTS
(NOTES 3, 4, 6 AND 7):
 Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)    (1,513,361)      98,955
   Foreign currency transactions                                  25,633      (37,936)
   Futures contracts                                                  --     (325,224)
-------------------------------------------------------------------------------------
  Net Realized Loss                                           (1,487,728)    (264,205)
-------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation (Depreciation) From:
   Security transactions                                      26,800,431    8,555,643
   Foreign currency transactions                                  (5,719)      93,136
-------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation)        26,794,712    8,648,779
-------------------------------------------------------------------------------------
Net Gain on Investments, Foreign Currencies, Futures
 Contracts and Interest Rate Swap Contracts                   25,306,984    8,384,574
-------------------------------------------------------------------------------------
Increase in Net Assets From Operations                       $34,272,438  $12,076,807
-------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    60 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

Smith Barney High Income Portfolio                      2003          2002
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $  8,965,454  $ 18,437,222
 Net realized loss                                    (1,487,728)  (23,124,497)
 Increase (decrease) in net unrealized appreciation   26,794,712    (8,502,329)
-------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations    34,272,438   (13,189,604)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                               (20,588,597)  (21,089,088)
-------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                      (20,588,597)  (21,089,088)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
 Net proceeds from sale of shares                     31,759,816    26,024,621
 Net asset value of shares issued for reinvestment
   of dividends                                       20,588,597    21,089,088
 Cost of shares reacquired                           (19,613,909)  (34,227,458)
-------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share
   Transactions                                       32,734,504    12,886,251
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                     46,418,345   (21,392,441)
NET ASSETS:
 Beginning of period                                 154,634,099   176,026,540
-------------------------------------------------------------------------------
 End of period*                                     $201,052,444  $154,634,099
-------------------------------------------------------------------------------
* Includes undistributed net investment income of:    $6,123,783   $17,721,293
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    61 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

Putnam Diversified Income Portfolio                     2003          2002
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $  3,692,233  $  9,464,028
 Net realized loss                                      (264,205)  (10,763,655)
 Decrease in net unrealized depreciation               8,648,779     4,063,168
------------------------------------------------------------------------------
 Increase in Net Assets From Operations               12,076,807     2,763,541
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                               (11,472,635)  (11,516,581)
------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                      (11,472,635)  (11,516,581)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
 Net proceeds from sale of shares                      2,814,947     6,049,296
 Net asset value of shares issued for reinvestment
   of dividends                                       11,472,635    11,516,581
 Cost of shares reacquired                            (8,873,013)  (39,620,239)
------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Fund Share
   Transactions                                        5,414,569   (22,054,362)
------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      6,018,741   (30,807,402)
NET ASSETS:
 Beginning of period                                  97,494,477   128,301,879
------------------------------------------------------------------------------
 End of period*                                     $103,513,218  $ 97,494,477
------------------------------------------------------------------------------
* Includes undistributed net investment income of:    $1,311,344    $9,129,682
------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    62 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Smith Barney High Income and Putnam Diversified Income Portfolios ("Fund(s)") are separate investment funds of the Travelers Series Fund Inc. ("Series"). The Series, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Funds and twelve other separate investment funds: AIM Capital Appreciation, Alliance Growth, Van Kampen Enterprise, Smith Barney Large Cap Value, Smith Barney International All Cap Growth, Travelers Managed Income, Salomon Brothers Total Return Strategic Bond, MFS Total Return, Smith Barney Money Market, Smith Barney Large Capitalization Growth, Smith Barney Mid Cap Core and Smith Barney Aggressive Growth Portfolios. Shares of the Series are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; fixed-income securities are valued at the mean between the bid and the asked prices provided by an independent pricing service, securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds dis-

    63 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders tribute dividends and capital gains, if any, annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; ( j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve them from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Funds invest in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

The Funds may enter into foreign currency exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or closed.

In addition, the Funds may enter into futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

    64 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager of the Smith Barney High Income Portfolio ("SBHI"). SBHI pays SBFM a management fee calculated at an annual rate of 0.60% of the average daily net assets of the Fund. In addition, Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SBFM, acts as the investment manager of the Putnam Diversified Income Portfolio ("PDIP"). PDIP pays TIA a management fee calculated at an annual rate of 0.75% of the average daily net assets of the Fund. These fees are calculated daily and paid monthly.

TIA has entered into a sub-advisory agreement with Putnam Investment Management, Inc. ("PIM"). Pursuant to the sub-advisory agreement, PIM is responsible for the day-to-day fund operations and investment decisions for PDIP and is compensated by TIA for such service at the annual rate of 0.35% of the average daily net assets of PDIP.

TIA has entered into a sub-administrative services agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of PDIP.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

During the six months ended April 30, 2003, Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions.

Most of the officers and one Director of the Series are employees of Citigroup or its affiliates.

    65 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

3. Investments

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

                                                           SBHI        PDIP
 ------------------------------------------------------------------------------
 Purchases                                              $54,970,114 $69,234,408
 ------------------------------------------------------------------------------
 Sales                                                   36,947,393  57,790,456
 ------------------------------------------------------------------------------

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                        SBHI          PDIP
-------------------------------------------------------------------------------
Gross unrealized appreciation                       $ 16,428,886  $  8,453,988
Gross unrealized depreciation                        (14,331,803)  (10,160,668)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)          $  2,097,083  $ (1,706,680)
-------------------------------------------------------------------------------

4. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At April 30, 2003, PDIP had open forward foreign currency contracts. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements are described in the chart on the following page.

    66 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

  Putnam Diversified Income
  Portfolio
                                   Local       Market   Settlement Unrealized
  Foreign Currency                Currency     Value       Date    Gain (Loss)
  ----------------------------------------------------------------------------
  Contracts to Buy:
  Australian Dollar                  316,000 $  196,981  6/18/03    $  9,593
  Australian Dollar                  316,000    196,981  6/18/03       6,749
  Australian Dollar                2,260,927  1,409,365  6/18/03      50,762
  Australian Dollar                  316,000    196,981  6/18/03       4,956
  Australian Dollar                  316,000    196,981  6/18/03       4,736
  Australian Dollar                  316,000    196,981  6/18/03      10,200
  Australian Dollar                  316,000    196,981  6/18/03      10,433
  Australian Dollar                  317,000    197,604  6/18/03      12,501
  Australian Dollar                  317,000    197,604  6/18/03      11,550
  Australian Dollar                  317,000    197,604  6/18/03      10,660
  Australian Dollar                  317,000    197,604  6/18/03       8,989
  Australian Dollar                  317,000    197,604  6/18/03       8,352
  Australian Dollar                  317,000    197,604  6/18/03       9,255
  Australian Dollar                  309,000    192,617  6/18/03       6,204
  Australian Dollar                  309,000    192,617  6/18/03       4,801
  British Pound                      118,300    188,659  6/18/03       3,472
  British Pound                      113,000    180,207  6/18/03         729
  British Pound                      115,700    184,512  6/18/03          29
  British Pound                      113,000    180,207  6/18/03       1,377
  British Pound                      232,800    371,257  6/18/03       5,822
  British Pound                      117,000    186,586  6/18/03       3,537
  British Pound                      175,500    279,878  6/18/03       4,998
  British Pound                      175,500    279,878  6/18/03       4,457
  British Pound                      236,600    377,317  6/18/03       6,792
  British Pound                      100,000    159,475  6/18/03       2,968
  Canadian Dollar                  1,080,100    751,079  6/18/03      29,858
  Canadian Dollar                    284,000    197,488  6/18/03       8,282
  Canadian Dollar                    284,000    197,488  6/18/03       7,145
  Canadian Dollar                    284,000    197,488  6/18/03       4,238
  Canadian Dollar                    284,000    197,488  6/18/03       4,251
  Canadian Dollar                    277,000    192,620  6/18/03       7,391
  Canadian Dollar                    136,500     94,919  6/18/03       1,219
  Canadian Dollar                    136,500     94,919  6/18/03       1,009
  Danish Krona                     1,315,753    197,731  6/18/03       5,944
  Euro                                21,991     24,589   5/2/03         357
  Euro                                16,910     18,874  6/18/03         748
  Euro                                14,400     16,073  6/18/03         665
  Euro                               171,000    190,865  6/18/03       2,455
  Euro                               170,500    190,307  6/18/03       7,989
  Euro                               172,000    191,981  6/18/03       9,781
  Euro                               173,000    193,097  6/18/03       4,297
  Euro                               346,000    386,194  6/18/03       4,778
  Japanese Yen                   137,186,210  1,154,095  6/18/03     (16,386)
  Japanese Yen                    22,021,000    185,254  6/18/03      (2,459)
  Japanese Yen                    22,021,000    185,254  6/18/03      (3,156)

    67 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

  Putnam Diversified Income
  Portfolio (continued)
                                   Local       Market   Settlement Unrealized
  Foreign Currency                Currency     Value       Date    Gain (Loss)
  ----------------------------------------------------------------------------
  Japanese Yen                    22,177,000 $  186,567  6/18/03    $  1,300
  Japanese Yen                    22,177,000    186,567  6/18/03       1,383
  Japanese Yen                    22,177,000    186,567  6/18/03       1,073
  Japanese Yen                    22,377,000    188,249  6/18/03       2,086
  South Korean Won               443,786,000    363,786  6/18/03      (2,193)
  Swedish Krona                   14,982,400  1,827,271  6/18/03     101,685
  Swiss Franc                        120,000     88,703  6/18/03        (289)
  ---------------------------------------------------------------------------
                                                                     387,373
  ---------------------------------------------------------------------------
  Contracts to Sell:
  Australian Dollar                  317,000    197,604  6/18/03      (9,934)
  Australian Dollar                  632,000    393,962  6/18/03      (8,315)
  Australian Dollar                  316,000    196,981  6/18/03      (4,736)
  Australian Dollar                  316,000    196,981  6/18/03      (4,616)
  Australian Dollar                  316,000    196,981  6/18/03      (5,374)
  Australian Dollar                  317,000    197,604  6/18/03      (9,706)
  Australian Dollar                  317,000    197,604  6/18/03      (7,848)
  British Pound                       95,270    151,932  6/18/03      (2,291)
  British Pound                      193,700    308,903  6/18/03      (4,658)
  British Pound                      226,000    360,413  6/18/03      (5,982)
  British Pound                        9,200     14,672  6/18/03          67
  British Pound                        9,100     14,512  6/18/03          11
  British Pound                      117,000    186,586  6/18/03      (4,633)
  British Pound                       25,900     41,304  6/18/03        (252)
  Canadian Dollar                    284,000    197,488  6/18/03      (6,094)
  Canadian Dollar                    284,000    197,488  6/18/03      (5,997)
  Canadian Dollar                    277,000    192,620  6/18/03      (5,559)
  Euro                                27,400     30,583  6/18/03      (1,134)
  Euro                                37,400     41,745  6/18/03      (1,655)
  Euro                                 5,100      5,692  6/18/03        (158)
  Euro                               171,000    190,865  6/18/03      (5,065)
  Euro                               172,000    191,981  6/18/03      (6,358)
  Euro                                11,400     12,724  6/18/03        (217)
  Euro                               171,000    190,865  6/18/03      (7,257)
  Euro                               171,000    190,865  6/18/03      (5,962)
  Euro                               171,000    190,865  6/18/03      (7,729)
  Euro                               171,000    190,865  6/18/03      (7,745)
  Euro                               342,000    381,729  6/18/03     (15,338)
  Euro                                55,000     61,389  6/18/03      (3,144)
  Euro                               176,000    196,446  6/18/03      (9,699)
  Euro                               172,000    191,981  6/18/03      (5,411)
  Euro                               344,000    383,962  6/18/03     (12,717)
  Euro                               172,000    191,981  6/18/03      (6,663)
  Euro                                86,900     96,995  6/18/03      (3,193)
  Euro                                86,300     96,325  6/18/03      (2,292)

    68 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

  Putnam Diversified Income
  Portfolio (continued)
                                   Local      Market   Settlement Unrealized
  Foreign Currency                Currency    Value       Date    Gain (Loss)
  ---------------------------------------------------------------------------
  Euro                              173,000 $  193,097  6/18/03    $  (5,081)
  Euro                              259,500    289,646  6/18/03       (7,691)
  Euro                              259,500    289,646  6/18/03       (7,668)
  Euro                               22,000     24,556  6/18/03         (356)
  Japanese Yen                   22,021,000    185,254  6/18/03        3,132
  Japanese Yen                   22,177,000    186,567  6/18/03         (458)
  Japanese Yen                   22,177,000    186,567  6/18/03       (1,214)
  Japanese Yen                   22,177,000    186,567  6/18/03          777
  Japanese Yen                   22,177,000    186,567  6/18/03        1,538
  Japanese Yen                   22,002,200    185,096  6/18/03       (2,008)
  Japanese Yen                   22,377,000    188,249  6/18/03       (1,706)
  Japanese Yen                   22,377,000    188,249  6/18/03       (1,424)
  Japanese Yen                   22,377,000    188,249  6/18/03       (2,259)
  New Zealand Dollar                655,300    364,849  6/18/03         (502)
  New Zealand Dollar                375,800    209,233  6/18/03         (288)
  New Zealand Dollar                244,700    136,241  6/18/03           57
  New Zealand Dollar              1,286,300    716,169  6/18/03         (986)
  Swedish Krona                  24,679,800  3,009,978  6/18/03      (94,811)
  --------------------------------------------------------------------------
                                                                    (308,602)
  --------------------------------------------------------------------------
  Total Unrealized Gain on Open
   Forward Foreign Currency
   Contracts                                                       $  78,771
  --------------------------------------------------------------------------

At April 30, 2003, SBHI did not have any open forward foreign currency contracts.

5. Repurchase Agreements

The Funds purchase (and their custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unreal-


  69    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders
ized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Funds enter into such contracts to hedge a portion of their funds. The Funds bear the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2003, PDIP had the following open futures contracts:

                                # of                 Basis      Market   Unrealized
                              Contracts Expiration   Value      Value    Gain (Loss)
------------------------------------------------------------------------------------
Contracts to Sell:
  90-Day Euro Dollar              1        6/03    $  239,696 $  246,987  $ (7,291)
  U.S. 5 Year Treasury Note      33        6/03     3,743,813  3,753,750    (9,937)
  U.S. 10 Year Treasury Note     76        6/03     8,702,934  8,749,500   (46,566)
-----------------------------------------------------------------------------------
                                                                           (63,794)
-----------------------------------------------------------------------------------
Contracts to Buy:
  90-Day Euro Dollar              1        9/03       238,642    247,063     8,421
  5-Year Euro BOBL               22        6/03     2,768,391  2,750,206   (18,185)
  10-Year Euro Bond              32        6/03     4,111,998  4,107,454    (4,544)
  10-Year Japanese
   Government Bond                9        6/03     2,154,166  2,170,216    16,050
  10-Year Swap Future             3        6/03       340,778    341,906     1,128
  U.S. 10 Year Treasury Note      9        6/03     1,033,421  1,036,125     2,704
  U.S. Treasury Long Bond        19        6/03     2,133,971  2,166,594    32,623
-----------------------------------------------------------------------------------
                                                                            38,197
-----------------------------------------------------------------------------------
Net Unrealized Loss                                                       $(25,597)
-----------------------------------------------------------------------------------

At April 30, 2003, SBHI did not have any open futures contracts.

7. Interest Rate Swap Contracts

PDIP has entered into interest rate swap agreements with Merrill Lynch, Pierce, Fenner & Smith Inc. and Goldman, Sachs & Co. PDIP will record the difference between a predetermined fixed interest rate and the closing value of the Three-Month LIBOR floating rate. These differences are netted out as a cash settlement on the expiration date, with the portfolio receiving or paying, as the case may be, only the net amount of the two differences. PDIP is exposed to credit risk in the event of nonperformance by the swap counterparty.

    70 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

As of April 30, 2003, PDIP entered into the following interest rate swap agreements:

      Swap Counterparty:         Merrill Lynch, Pierce Fenner & Smith Inc.
      Effective Date:            10/31/00
      Notional Amount:           $1,300,000
      Payments Made by PDIP:     Floating Rate (Three-Month LIBOR)
      Payments Received by PDIP: Fixed Rate, 6.74%
      Termination Date:          10/31/05
      Unrealized Appreciation    $149,890
        as of 4/30/03            ========

      Swap Counterparty:         Goldman, Sachs & Co.
      Effective Date:            2/14/03
      Notional Amount:           $6,000,000
      Payments Made by PDIP:     Fixed Rate, 1.89%
      Payments Received by PDIP: Floating Rate (Three-Month LIBOR)
      Termination Date:          2/14/05
      Unrealized Depreciation    $(30,600)
        as of 4/30/03            =========

      Swap Counterparty:         Goldman, Sachs & Co.
      Effective Date:            2/14/03
      Notional Amount:           CAD $9,165,000 (Canadian Dollars)
      Payments Made by PDIP:     Floating Rate (CAD Three-Month LIBOR)
      Payments Received by PDIP: Fixed Rate, 3.51%
      Termination Date:          2/14/05
      Unrealized Depreciation    $(17,256)
        as of 4/30/03            =========

At April 30, 2003, PDIP had a total unrealized appreciation of $102,034 from open interest rate swap contracts.

At April 30, 2003, SBHI did not have any open interest rate swap contracts.

    71 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

8. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in segregated accounts. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

At April 30, 2003, PDIP loaned securities having a market value of $21,209,765. PDIP received cash collateral amounting to $21,304,573, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio. In addition, PDIP received securities collateral amounting to $217,065.

Income earned by PDIP from securities lending for the six months ended April 30, 2003 was $17,433.

At April 30, 2003, SBHI did not have any securities on loan.

9. Securities Traded on a To-Be-Announced Basis

The Funds may trade securities on a to-be-announced ("TBA") basis.

In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other fund securities.

At April 30, 2003, PDIP held TBA securities with a cost of $170,531.

At April 30, 2003, SBHI did not hold any TBA securities.

    72 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

10.Loan Participations

The Funds invest in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity or a corporate borrower and one or more financial institutions. The Funds' investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At April 30, 2003, PDIP held loan participations with a total cost of $421,813.

At April 30, 2003, SBHI did not hold any loan participations.

11.Capital Shares

At April 30, 2003, the Series had six billion shares of $0.00001 par value capital stock authorized. Each share of a Fund represents an equal proportionate interest in that Fund with each share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

                                              Six Months Ended    Year Ended
                                               April 30, 2003  October 31, 2002
-------------------------------------------------------------------------------
Smith Barney High Income Portfolio
Shares sold                                       4,719,822        3,084,610
Shares issued on reinvestment                     3,294,176        3,190,482
Shares reacquired                                (2,955,405)      (4,176,862)
------------------------------------------------------------------------------
Net Increase                                      5,058,593        2,098,230
------------------------------------------------------------------------------
Putnam Diversified Income Portfolio
Shares sold                                         326,068          595,222
Shares issued on reinvestment                     1,387,259        1,292,545
Shares reacquired                                (1,015,819)      (3,888,880)
------------------------------------------------------------------------------
Net Increase (Decrease)                             697,508       (2,001,113)
------------------------------------------------------------------------------

    73 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

12.Subsequent Event

On March 21, 2003, the Board of Directors approved a new sub-advisory agreement for PDIP with Pioneer Investment Management, Inc. ("Pioneer") and a change to PDIP's investment objective, subject to shareholder approval. On June 18, 2003, shareholders of PDIP approved both proposals. Effective on or about June 30, 2003, Pioneer will manage the investment and reinvestment of the assets of PDIP.

    74 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney
High Income Portfolio                           2003/(1)/  2002     2001     2000    1999   1998/(2)/
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $6.65    $8.32   $10.29   $11.72   $11.97   $13.25
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                      0.35     0.82     1.02     1.20     0.92     1.21
  Net realized and unrealized gain (loss)/(3)/    0.99    (1.44)   (1.80)   (1.56)   (0.28)   (1.58)
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.34    (0.62)   (0.78)   (0.36)    0.64    (0.37)
----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (0.89)   (1.05)   (1.19)   (1.07)   (0.89)   (0.74)
  Net realized gains                                --       --       --       --       --    (0.17)
----------------------------------------------------------------------------------------------------
Total Distributions                              (0.89)   (1.05)   (1.19)   (1.07)   (0.89)   (0.91)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $7.10    $6.65   $ 8.32   $10.29   $11.72   $11.97
----------------------------------------------------------------------------------------------------
Total Return                                     21.91%++ (7.39)%  (8.08)%  (3.54)%   5.28%   (3.38)%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)              $201     $155     $176     $191     $199     $160
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        0.69%+   0.69%    0.67%    0.66%    0.66%    0.67%
  Net investment income/(3)/                     10.59+   10.39    11.52    10.46     9.44     9.12
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             23%      78%      77%      70%      73%      82%
----------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, the ratio of net investment income to average net assets would have been 10.48%. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

    75 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Putnam Diversified
Income Portfolio                                2003/(1)/  2002   2001    2000    1999     1998
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $8.94    $9.94  $10.31  $11.24  $11.70  $12.31
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/                      0.36     1.14    0.93    0.93    0.91    0.57
  Net realized and unrealized gain (loss)/(2)/    0.70    (0.94)  (0.47)  (0.88)  (0.70)  (0.62)
------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.06     0.20    0.46    0.05    0.21   (0.05)
------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          (1.08)   (1.20)  (0.83)  (0.98)  (0.67)  (0.42)
  Net realized gains                                --       --      --      --      --   (0.14)
------------------------------------------------------------------------------------------------
Total Distributions                              (1.08)   (1.20)  (0.83)  (0.98)  (0.67)  (0.56)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $8.92    $8.94  $ 9.94  $10.31  $11.24  $11.70
------------------------------------------------------------------------------------------------
Total Return                                     12.84%++  2.00%   4.60%   0.21%   1.80%  (0.65)%
------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)              $104      $97    $128    $141    $156    $157
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        0.95%+   0.93%   0.90%   0.87%   0.83%   0.87%
  Net investment income/(2)/                      7.48+    8.24    8.83    7.78    7.85    7.48
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             62%     208%    150%    105%    118%    191%
------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $1.16, $0.96, and 8.42%, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

    76 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

                               TRAVELERS SERIES
                                   FUND INC.



DIRECTORS                INVESTMENT MANAGERS
A. E. Cohen              Smith Barney Fund
Robert A. Frankel         Management LLC
Michael E. Gellert       Travelers Investment Adviser, Inc.
R. Jay Gerken,
 Chairman                CUSTODIAN
Rainer Greeven           State Street Bank and
Susan M. Heilbron         Trust Company

OFFICERS                 ANNUITY ADMINISTRATION
R. Jay Gerken            Travelers Annuity
President and Chief       Investor Services
Executive Officer        5 State House Square
                         1 Tower Square
Lewis E. Daidone         Hartford, Connecticut 06183
Senior Vice President
and Chief Administrative
Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Beth A. Semmel, CFA
Vice President

Peter J. Wilby, CFA
Vice President

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

  Travelers Series Fund Inc.





  This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- Smith Barney High Income and Putnam Diversified Income Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Funds, which contains information concerning the Funds' investment policies and expenses as well as other pertinent information.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004





 IN0805 6/03                                                            03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Travelers Series Fund Inc.

By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chief Executive Officer of
    Travelers Series Fund Inc.

Date: 6/27/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
    (R. Jay Gerken)
    Chief Executive Officer of
    Travelers Series Fund Inc.

Date: 6/27/03

By: /s/ RICHARD PETEKA
    Chief Financial Officer of
    Travelers Series Fund Inc.

Date: 6/27/03